Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.9%]
Alabama [1.3%]
Energy Southeast A Cooperative District, Ser B, RB
Callable 03/01/32 @ 100
5.250%, 07/01/54(A)	$1,000	$1,070
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,099
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,941
Mobile County Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	1,016
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,009
Total Alabama		11,135
Alaska [0.3%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	2,500	2,253
Arizona [1.6%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	311
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	228
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	180
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,435
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	251

Description	Face Amount (000)	Value (000)
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	$3,300	$3,307
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 08/02/24 @ 100
7.000%, 12/15/43	1,500	1,503
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,531
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	723
Total Arizona		13,469
Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,672
California [8.1%]
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 07/18/24 @ 25
0.000%, 06/01/46(C)	10,000	2,462
California State, Community Choice Financing Authority, RB
Callable 12/01/30 @ 100
5.000%, 02/01/54(A)	5,000	5,299
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	7,500	5,230
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,757
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,530
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 08/02/24 @ 105
8.000%, 01/01/50(A)(B)	5,000	5,198

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 08/02/24 @ 100
3.950%, 01/01/50(A)(B)	$750	$750
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,038
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	893
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,250
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,063
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,152
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	17
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,117
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	53
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,121
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,001
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	575

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	$1,500	$1,537
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	515
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	4,000	4,012
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,089
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,273
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,839
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,484
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,791
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/18/24 @ 46
0.000%, 06/01/36(C)	12,500	5,749
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,266

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/49	$2,500	$2,699
Total California		69,760
Colorado [10.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 08/02/24 @ 103
5.000%, 12/01/48	1,000	927
Amber Creek, Metropolitan District, Ser A, GO
Callable 08/02/24 @ 102
5.125%, 12/01/47	1,041	920
Amber Creek, Metropolitan District, Ser A, GO
Callable 08/02/24 @ 102
5.000%, 12/01/37	684	631
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,749
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 08/02/24 @ 103
5.000%, 12/01/35	729	613
Broadway Station Metropolitan District No. 3, GO
Callable 08/02/24 @ 103
5.000%, 12/01/49	1,500	1,200
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 07/23/24 @ 103
5.375%, 12/01/48	1,775	1,754
Canyons Metropolitan District No. 5, Ser A, GO
Callable 08/02/24 @ 102
6.125%, 12/01/47	1,000	1,002
Canyons Metropolitan District No. 5, Ser A, GO
Callable 08/02/24 @ 102
6.000%, 12/01/37	2,000	2,001
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	452
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,247

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	$1,930	$1,934
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,421
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	2,655	2,683
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,530
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,871
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	979
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,016
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	4,750	3,032
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	4,042
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 08/02/24 @ 100
5.750%, 01/01/44	2,000	2,002
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,193

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 07/23/24 @ 103
5.000%, 12/01/49	$1,398	$1,389
Denver, International Business Center Metropolitan District No. 1, Ser A, RB
Callable 07/23/24 @ 100
4.000%, 12/01/48	850	702
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	662
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	462
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,152
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,198
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,581
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 08/02/24 @ 103
4.375%, 12/01/47	250	228
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 08/02/24 @ 103
4.125%, 12/01/40	575	525
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,817
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	624
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,430
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	889
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(F)	7,335	5,202

Description	Face Amount (000)	Value (000)
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	$1,950	$1,940
North Holly, Metropolitan District, Ser A, GO
Callable 07/23/24 @ 103
5.500%, 12/01/48	1,755	1,743
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	3,012
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,860
Regional Transportation District, RB
4.000%, 07/15/40	500	491
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,438
Southglenn, Metropolitan District, GO
Callable 08/02/24 @ 101
5.000%, 12/01/46	1,558	1,450
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	512
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,036
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	2,070	2,071
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	3,872
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	945	909
Villas Metropolitan District, Ser A, GO
Callable 08/02/24 @ 103
5.125%, 12/01/48	1,233	1,181
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	231
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 07/23/24 @ 103
5.375%, 12/01/48	1,300	1,295

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	$595	$616
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,420
Total Colorado		86,137
Delaware [0.2%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,898
District of Columbia [0.6%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,040
Florida [7.1%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,492
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,432
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,496
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,572
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,914
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,633
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,918
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	830

Description	Face Amount (000)	Value (000)
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	$500	$419
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	758
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,862
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	680
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	199
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	1,003
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,768
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51(B)	1,750	1,562
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	231
Florida State, Development Finance, RB, AMT
Callable 07/15/24 @ 105
8.250%, 07/01/57(A)(B)	3,000	3,111
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,048
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,416
Florida State, Development Finance, RB, AMT
Callable 08/02/24 @ 103
5.000%, 05/01/29(B)	3,500	3,550
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,968

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 08/02/24 @ 100
6.125%, 06/15/44(B)	$3,000	$3,002
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 08/02/24 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,847
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,063
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	526
Lee County, Industrial Development Authority, Ser A, RB
Callable 05/15/34 @ 100
5.250%, 11/15/54	2,000	2,108
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	2,500	2,494
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,615
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	875
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	145	137
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,475	2,588
Total Florida		61,229
Georgia [0.8%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	4,001

Description	Face Amount (000)	Value (000)
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	$4,000	$2,801
Total Georgia		6,802
Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,254
Illinois [11.7%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	500	489
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,015
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	3,250	3,519
Chicago, O'Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,374
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	9,361
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,332
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	2,005
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,023
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,057
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,044
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,260	4,369
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	757

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	$400	$347
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	302
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	185
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,983
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,643
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,596
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,966
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,130	2,148
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,014
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,504
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,384
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,257
Illinois State, GO
Callable 08/02/24 @ 100
5.000%, 05/01/27	5,000	5,004
Illinois State, GO
Callable 08/02/24 @ 100
5.000%, 05/01/31	5,000	5,004
Illinois State, GO
Callable 08/02/24 @ 100
5.000%, 05/01/35	5,000	5,001

Description	Face Amount (000)	Value (000)
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	$5,200	$3,754
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,900
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	675	649
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/02/24 @ 100
5.350%, 03/01/31	75	52
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	1,986
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,537
Village of Gilberts, RB
Callable 07/18/24 @ 100
5.000%, 11/15/34	2,155	2,083
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,510	4,514
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	415	394
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	776
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38(F)	1,680	1,358
Total Illinois		100,686
Indiana [1.7%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,273
Anderson Indiana, RB
5.000%, 01/01/25	100	99
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,963

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	$5,750	$4,731
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	658
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,962
Terre Haute, Westminster Village Project, RB
Callable 08/02/24 @ 100
6.000%, 08/01/39	2,355	1,932
Total Indiana		14,618
Iowa [0.2%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,002
Kansas [0.8%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,355
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,114
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46(D)	1,500	315
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36(D)	500	105
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,841
Total Kansas		6,730
Kentucky [1.2%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	910
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,508

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	$1,000	$1,029
Louisville, Ser A, RB
Callable 05/15/32 @ 100
5.000%, 05/15/52	5,000	5,170
Total Kentucky		10,617
Louisiana [0.6%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,350	5,355
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 08/02/24 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 08/02/24 @ 100
8.375%, 07/01/39(D)	3,474	—
Total Louisiana		5,355
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	1,000	998
Maryland [2.0%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,003
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,139
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	799
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,574
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	920
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,259

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	$1,250	$1,165
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	961
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	795
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	726
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,014
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,007
Westminster, Luther Village Millers Grant Project, RB
Callable 08/02/24 @ 100
6.250%, 07/01/44	1,780	1,780
Westminster, Luther Village Millers Grant Project, RB
Callable 08/02/24 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 08/02/24 @ 100
6.000%, 07/01/34	1,205	1,206
Total Maryland		17,098
Massachusetts [1.0%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,957
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	755
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,911
Total Massachusetts		8,623
Michigan [2.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	641

Description	Face Amount (000)	Value (000)
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	$2,450	$2,327
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,181
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,229
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 08/02/24 @ 100
6.500%, 12/01/40	3,745	3,745
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,164
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/02/24 @ 100
5.875%, 12/01/30	1,795	1,795
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	788
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(C)	28,000	897
Michigan State, Trunk Line Revenue, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	5,000	5,047
Total Michigan		21,814
Minnesota [1.0%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,805
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 08/02/24 @ 101
5.250%, 06/01/58	2,840	2,349
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,520

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/02/24 @ 102
5.000%, 08/01/53(B)	$500	$492
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/02/24 @ 102
4.750%, 08/01/43(B)	1,600	1,539
Total Minnesota		8,705
Missouri [2.6%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/02/24 @ 100
4.000%, 03/01/42	1,000	838
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/02/24 @ 100
3.625%, 03/01/33	500	442
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/02/24 @ 100
3.000%, 03/01/26	195	189
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,928
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,476
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,823
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,287
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	402

Description	Face Amount (000)	Value (000)
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	$410	$343
St. Louis, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,973
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,867
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29 (D)	1,035	920
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 08/02/24 @ 100
4.375%, 05/15/36	2,175	2,095
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,267
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,775	1,792
Total Missouri		22,642
Nevada [1.6%]
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	214
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	554
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	930	910
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	855	740
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	195	171

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	$500	$500
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	501
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	376
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	870	872
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	690	585
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	730	695
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	1,280	947
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,060	748
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	723
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	260
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B) (D)	100	20
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	1,000	1,002

Description	Face Amount (000)	Value (000)
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	$1,595	$1,605
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(C)	15,500	2,075
Total Nevada		13,498
New Hampshire [0.7%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,153
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	467
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,684
Total New Hampshire		6,304
New Jersey [2.1%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/02/24 @ 101
5.250%, 09/15/29	750	751
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	400
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,112
New Jersey State, Economic Development Authority, RB, AMT
Callable 08/02/24 @ 101
5.625%, 11/15/30	1,000	1,009
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,187
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,254

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	$4,245	$4,291
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,522
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,029
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	3,994
Total New Jersey		18,549
New Mexico [0.3%]
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	486
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	478
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,630
Total New Mexico		2,594
New York [5.7%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,864
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,052
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,589
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	690	715
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A)(D)	4,358	1,305

Description	Face Amount (000)	Value (000)
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	$1,000	$1,016
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,011
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,012
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	899
New York State, Transportation Development, American Airlines, RB, AMT
Callable 07/23/24 @ 100
5.000%, 08/01/26	1,535	1,536
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,695
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,148
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	832
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,197
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,575	1,671
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,095

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	$1,250	$1,282
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,854
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,042
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	3,000	2,667
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	3,000	2,704
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,532
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,747
Total New York		49,465
North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,418
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	200
Total North Carolina		1,618
North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,082

Description	Face Amount (000)	Value (000)
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (D)	$5,000	$150
Total North Dakota		1,232
Ohio [2.4%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,226
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	4,345	4,005
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.500%, 02/15/52	3,800	3,868
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	3,000	3,001
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	523
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 08/02/24 @ 100
5.000%, 02/15/48	250	231
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,568
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,035
Total Ohio		20,457
Oklahoma [0.8%]
Oklahoma County Finance Authority, RB
2.000%, 12/01/47	718	38
Oklahoma County Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	2,705
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	4,000	4,070

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	$3,843	$8
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	3
Total Oklahoma		6,824
Oregon [0.6%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	836
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,056
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,487
Port of Portland oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,893
Total Oregon		5,272
Pennsylvania [2.7%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,755
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,505
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	3,325	2,095
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/50	3,500	2,205

Description	Face Amount (000)	Value (000)
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	$1,400	$945
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	700	663
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	849
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,310	2,759
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	711
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	890
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	677
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,178
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,507
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (E)	3,000	3,000
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,229
Total Pennsylvania		22,968
Rhode Island [0.5%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,011

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 07/18/24 @ 19
0.000%, 06/01/52(C)	$21,270	$3,624
Total Rhode Island		4,635
South Carolina [0.3%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,107
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	403
Total South Carolina		2,510
Tennessee [0.6%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,917
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	912
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	400	398
Total Tennessee		5,227
Texas [8.2%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 08/02/24 @ 100
7.125%, 03/01/44	2,300	2,301
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 08/02/24 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	501
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,505
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 09/01/24 @ 102
7.250%, 09/01/45	475	485

Description	Face Amount (000)	Value (000)
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	$4,245	$4,313
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	901
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	800	800
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,403
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,431
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,013
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	251
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,538
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 08/02/24 @ 102
5.000%, 07/01/36	3,410	3,083
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 08/02/24 @ 102
5.000%, 07/01/46	1,250	990
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,798
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	420
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,669
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,308	5,413

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	$4,750	$4,758
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,718
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	912
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	6,064
Port Beaumont Navigation District, RB
Callable 07/01/24 @ 100
6.000%, 01/01/25(B)	1,525	1,525
Port Beaumont Navigation District, RB, AMT
Callable 08/02/24 @ 102
2.875%, 01/01/41(B)	250	191
Port Beaumont Navigation District, RB, AMT
Callable 08/02/24 @ 102
2.750%, 01/01/36(B)	1,000	820
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,005
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	251
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(D)	4,950	1
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	2,983	81
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	4,950
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	1,999
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,860

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	$5,000	$5,100
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	594
Total Texas		71,044
Utah [0.9%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,944
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	494
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	802
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/31 @ 100
5.000%, 07/01/51	2,000	2,064
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,681
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	1,000	1,013
Total Utah		7,998
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	1,006
Virginia [0.8%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,431
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,149

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	$1,500	$1,417
Total Virginia		6,997
Washington [0.9%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	414
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,641
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	318
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	1,650	1,488
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,285
Total Washington		8,146
West Virginia [0.7%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,620	2,123
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,194
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,340
Total West Virginia		5,657
Wisconsin [7.8%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,541
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,474
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,257

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	$100	$110
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,214
Public Finance Authority, RB
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	506
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,592
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,540
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	53
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	64
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,438
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,283
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	508
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,734
Public Finance Authority, Ser A, RB
Callable 10/01/32 @ 100
5.000%, 10/01/52	5,000	5,274
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,843
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,343
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,439
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	394
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,900	1,944

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 08/02/24 @ 101
5.250%, 12/01/49	$4,000	$3,583
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	4,625	4,564
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,133
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 08/02/24 @ 100
5.625%, 07/01/44	3,500	3,502
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 08/02/24 @ 100
5.375%, 07/01/34	2,000	2,002
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,976
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	3,165	2,942
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	741
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	3,000	3,032
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,042

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	$4,280	$4,321
Total Wisconsin		67,389
American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,077
Puerto Rico [3.3%]
Children's Trust Fund, RB
Callable 08/02/24 @ 100
5.625%, 05/15/43	2,000	2,024
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(C)	202	202
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	6,575	4,142
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,147
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	863
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	10,005	10,020
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,679
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	30
Total Puerto Rico		28,107
Total Municipal Bonds
(Cost $883,071)		845,111

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Shares	Value (000)
Short-Term Investment [1.7%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.160%**	14,672,232	$14,672
Total Short-Term Investment
(Cost $14,672)		14,672
Total Investments [99.6%]
(Cost $897,743)		$859,783

Percentages are based on net assets of $863,588 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2024.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $263,131 (000), representing 30.5% of the net assets of the Fund.
(C)	Zero coupon security.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GO — General Obligation

HUD — Housing Urban Development

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

CNR-QH-002-2900

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [46.6%]
Aerospace / Defense [0.3%]
AAR Escrow Issuer
6.750%, 03/15/29(A)		$475	$484
Spirit AeroSystems
9.375%, 11/30/29(A)		527	567
Spirit AeroSystems
9.750%, 11/15/30(A)		703	776
TransDigm
6.750%, 08/15/28(A)		275	278
TransDigm
6.375%, 03/01/29(A)		450	452
TransDigm
6.875%, 12/15/30(A)		1,700	1,736
TransDigm
6.625%, 03/01/32(A)		975	985
Total Aerospace / Defense			5,278
Agricultural [0.2%]
Kernel Holding
6.750%, 10/27/27		4,875	3,541
Air Transportation [0.0%]
SGL Group ApS
8.647%, EUR003M + 4.750%, 04/22/30(B)	EUR	400	433
Airlines [0.2%]
Allegiant Travel
7.250%, 08/15/27(A)		1,100	1,047
American Airlines
5.500%, 04/20/26(A)		1,807	1,790
Mileage Plus Holdings
6.500%, 06/20/27(A)		855	857
Total Airlines			3,694
Airport Develop/Maint [0.7%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		1,990	2,007
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,701
TAV Havalimanlari Holding
8.500%, 12/07/28		7,175	7,343
Total Airport Develop/Maint			13,051

Description	Face Amount (000)(1)		Value (000)
Appliances [0.1%]
Versuni Group BV
3.125%, 06/15/28	EUR $	850	$813
Auto Rent & Lease [0.1%]
Kapla Holding SAS
7.219%, EUR003M + 3.500%, 07/31/30(B)	EUR	750	804
Upbound Group
6.375%, 02/15/29(A)		1,310	1,257
Total Auto Rent & Lease			2,061
Automotive [1.0%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,125	1,094
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		224	223
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	809
Ford Motor Credit
4.063%, 11/01/24		2,200	2,187
Ford Motor Credit
5.125%, 06/16/25		1,850	1,836
Ford Motor Credit
6.950%, 03/06/26		2,090	2,124
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,719
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,050	1,017
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		1,025	1,009
JB Poindexter
8.750%, 12/15/31(A)		400	414
Panther BF Aggregator 2
8.500%, 05/15/27(A)		2,250	2,262
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		1,000	854
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	954
ZF North America Capital
6.875%, 04/14/28(A)		500	510
ZF North America Capital
7.125%, 04/14/30(A)		325	336
ZF North America Capital
6.750%, 04/23/30(A)		125	127
Total Automotive			19,475

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Autoparts [0.3%]
American Axle & Manufacturing
6.875%, 07/01/28		$295	$294
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	750	617
Metalsa Sapi De Cv
3.750%, 05/04/31		703	561
3.750%, 05/04/31(A)		5,400	4,307
Phinia
6.750%, 04/15/29(A)		74	75
Total Autoparts			5,854
Banking [0.0%]
Ally Financial
5.750%, 11/20/25		475	472
Banks [4.0%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/73(A) (B)		7,580	7,504
Banca Transilvania, MTN
8.875%, EUAMDB01 + 5.580%, 04/27/27(B)	EUR	2,882	3,253
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/72(A) (B)		5,350	3,932
Banco de Bogota
6.250%, 05/12/26		2,350	2,315
Banco General
5.250%, H15T10Y + 3.665%, 11/07/72(B)		4,695	4,061
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		7,575	7,457
Bancolombia
4.625%, H15T5Y + 2.944%, 12/18/29(B)		4,115	3,974
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		910	929
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		5,547	4,981
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		5,200	4,824
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/72(A) (B)		3,800	3,698

Description	Face Amount (000)(1)		Value (000)
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/33(B)		$2,605	$2,374
BBVA Bancomer
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	4,971
Freedom Mortgage
7.625%, 05/01/26(A)		850	844
Freedom Mortgage
12.000%, 10/01/28(A)		775	833
HDFC Bank
3.700%, H15T5Y + 2.925%, 02/25/73(B)		3,000	2,780
ING Bank, MTN
2.571%, 01/01/28	JPY	241,041	1,191
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,247
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832%, 05/27/73(B)		2,785	2,693
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/73(C)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		3,700	3,683
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	610
9.250%, 10/16/28(A)		3,950	4,190
Total Banks			76,347
Broadcasting & Cable [0.8%]
Cable One
4.000%, 11/15/30(A)		3,870	2,888
CCO Holdings
7.375%, 03/01/31(A)		3,263	3,219
CSC Holdings
11.250%, 05/15/28(A)		1,405	1,224
Directv Financing
8.875%, 02/01/30(A)		170	166
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		4,900	4,589
6.750%, 10/15/27(A)		2,705	2,534
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		365	303
Total Broadcasting & Cable			14,923
Building & Construction [1.4%]
Allegheny Ludlum
6.950%, 12/15/25		470	475

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ashton Woods USA
6.625%, 01/15/28(A)		$1,195	$1,193
Assemblin Caverion Group
8.857%, EUR003M + 5.000%, 07/05/29(B)	EUR	300	321
Assemblin Caverion Group
7.195%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	749
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,560	1,543
Builders FirstSource
6.375%, 06/15/32(A)		200	200
Cemex
5.125%, H15T5Y + 4.534%, 09/08/72(B)		1,000	961
Cemex
9.125%, H15T5Y + 5.157%, 06/14/73(A) (B)		1,880	2,006
Dream Finders Homes
8.250%, 08/15/28(A)		1,006	1,030
Forestar Group
5.000%, 03/01/28(A)		1,125	1,078
Installed Building Products
5.750%, 02/01/28(A)		1,123	1,098
Knife River
7.750%, 05/01/31(A)		1,255	1,311
LGI Homes
8.750%, 12/15/28(A)		490	511
New Home
9.250%, 10/01/29(A)		1,050	1,053
Patrick Industries
7.500%, 10/15/27(A)		1,245	1,257
Sisecam UK
8.250%, 05/02/29(A)		3,720	3,776
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		490	479
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,225	1,300
Summit Materials
6.500%, 03/15/27(A)		1,450	1,453
West China Cement
4.950%, 07/08/26		5,920	4,828
Winnebago Industries
6.250%, 07/15/28(A)		440	432
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127
Total Building & Construction			27,181

Description	Face Amount (000)(1)		Value (000)
Building Materials [0.6%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		$350	$327
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	358
Camelot Return Merger Sub
8.750%, 08/01/28(A)		740	725
CP Atlas Buyer
7.000%, 12/01/28(A)		950	813
Foundation Building Materials
6.000%, 03/01/29(A)		2,082	1,848
GYP Holdings III
4.625%, 05/01/29(A)		975	902
Interface
5.500%, 12/01/28(A)		825	773
Masterbrand
7.000%, 07/15/32(A)		930	941
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)		475	478
Standard Industries
5.000%, 02/15/27(A)		1,075	1,045
Standard Industries
4.750%, 01/15/28(A)		1,150	1,095
White Capital Buyer
6.875%, 10/15/28(A)		1,025	989
White Capital Parent
8.250%cash/9.000% PIK, 03/15/26(A)		425	425
Total Building Materials			10,719
Building-Heavy Construct [0.5%]
HTA Group
7.500%, 06/04/29(A)		4,370	4,344
Odebrecht Holdco Finance
0.000%, 09/10/58(D)		13,874	7
Sitios Latinoamerica
5.375%, 04/04/32(A)		6,670	6,211
Total Building-Heavy Construct			10,562
Cable Satellite [1.0%]
CCO Holdings
5.125%, 05/01/27(A)		1,600	1,536
CCO Holdings
5.000%, 02/01/28(A)		1,200	1,122
CCO Holdings
5.375%, 06/01/29(A)		150	136
CCO Holdings
4.500%, 08/15/30(A)		550	466

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CCO Holdings
4.250%, 02/01/31(A)		$125	$102
4.250%, 01/15/34(A)		900	684
CSC Holdings
5.500%, 04/15/27(A)		1,000	811
CSC Holdings
5.750%, 01/15/30(A)		1,650	620
CSC Holdings
4.125%, 12/01/30(A)		400	259
CSC Holdings
4.625%, 12/01/30(A)		475	173
CSC Holdings
3.375%, 02/15/31(A)		400	249
CSC Holdings
4.500%, 11/15/31(A)		675	435
DIRECTV Holdings
5.875%, 08/15/27(A)		981	923
DISH DBS
7.750%, 07/01/26		750	466
DISH DBS
7.375%, 07/01/28		1,125	478
DISH DBS
5.125%, 06/01/29		1,275	505
Sirius XM Radio
4.000%, 07/15/28(A)		1,740	1,572
Sirius XM Radio
5.500%, 07/01/29(A)		1,475	1,386
Sirius XM Radio
3.875%, 09/01/31(A)		575	469
Sunrise FinCo I BV
4.875%, 07/15/31(A)		1,100	999
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		1,600	1,496
Virgin Media Finance
5.000%, 07/15/30(A)		1,025	845
Virgin Media Secured Finance
5.500%, 05/15/29(A)		1,425	1,303
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	699
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		1,330	1,122
Ziggo Bond BV
6.000%, 01/15/27(A)		900	883
Ziggo Bond BV
5.125%, 02/28/30(A)		225	191
Total Cable Satellite			19,930
Chemicals [1.8%]
Axalta Coating Systems
4.750%, 06/15/27(A)		700	681

Description	Face Amount (000)(1)		Value (000)
Axalta Coating Systems
3.375%, 02/15/29(A)		$375	$335
Braskem Idesa SAPI
7.450%, 11/15/29		4,468	3,643
Braskem Idesa SAPI
6.990%, 02/20/32		3,750	2,844
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)		2,530	2,584
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)		5,225	4,927
Consolidated Energy Finance
12.000%, 02/15/31(A)		520	536
Element Solutions
3.875%, 09/01/28(A)		700	643
HB Fuller
4.250%, 10/15/28		775	731
Herens Holdco Sarl
4.750%, 05/15/28(A)		1,075	933
Illuminate Buyer
9.000%, 07/01/28(A)		375	378
Indorama Ventures Global Services
4.375%, 09/12/24		5,000	4,942
INEOS Finance
6.750%, 05/15/28(A)		2,235	2,238
INEOS Quattro Finance 2
9.625%, 03/15/29(A)		470	499
Italmatch Chemicals
9.195%, EUR003M + 5.500%, 02/06/28(B)	EUR	937	1,019
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		975	923
OCP
7.500%, 05/02/54(A)		3,850	3,928
Olympus Water US Holding
7.125%, 10/01/27(A)		375	377
Olympus Water US Holding
9.750%, 11/15/28(A)		325	345
Olympus Water US Holding
6.250%, 10/01/29(A)		1,325	1,210
Olympus Water US Holding
7.250%, 06/15/31(A)		200	199
WR Grace Holdings
4.875%, 06/15/27(A)		425	410
WR Grace Holdings
5.625%, 08/15/29(A)		425	392
Total Chemicals			34,717
Coal Mining [0.1%]
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Warrior Met Coal
7.875%, 12/01/28(A)	$1,097	$1,117
Total Coal Mining		1,119
Commercial Serv-Finance [0.1%]
Sabre GLBL
8.625%, 06/01/27(A)	1,324	1,218
Commercial Services [0.3%]
Bidvest Group UK
3.625%, 09/23/26	5,625	5,233
SD International Sukuk, MTN
6.300%, 05/09/22(C)	13,384	—
Total Commercial Services		5,233
Communication & Media [0.4%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32	1,505	1,318
5.500%, 01/14/32(A)	7,825	6,854
Total Communication & Media		8,172
Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)	4,900	4,663
Computers-Memory Devices [0.1%]
Seagate HDD Cayman
8.250%, 12/15/29	911	977
Construction Machinery [0.1%]
Terex
5.000%, 05/15/29(A)	680	645
United Rentals North America
5.500%, 05/15/27	424	421
United Rentals North America
4.875%, 01/15/28	600	581
Total Construction Machinery		1,647
Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.625%, 07/15/26(A)	12	12
Allied Universal Holdco
9.750%, 07/15/27(A)	675	671
Allied Universal Holdco
6.000%, 06/01/29(A)	1,375	1,203

Description	Face Amount (000)(1)	Value (000)
Allied Universal Holdco
7.875%, 02/15/31(A)	$425	$426
Brink's
6.500%, 06/15/29(A)	350	354
Brink's
6.750%, 06/15/32(A)	350	353
Cars.com
6.375%, 11/01/28(A)	1,000	983
Dun & Bradstreet
5.000%, 12/15/29(A)	1,075	998
Garda World Security
6.000%, 06/01/29(A)	1,250	1,140
Go Daddy Operating
5.250%, 12/01/27(A)	725	710
GW B-CR Security
9.500%, 11/01/27(A)	1,268	1,274
Match Group
5.000%, 12/15/27(A)	1,000	958
Match Group
4.625%, 06/01/28(A)	250	234
Total Consumer Cyclical Services		9,316
Consumer Products [0.2%]
BCPE Empire Holdings
7.625%, 05/01/27(A)	1,700	1,647
Edgewell Personal Care
5.500%, 06/01/28(A)	875	854
Edgewell Personal Care
4.125%, 04/01/29(A)	200	184
Energizer Holdings
6.500%, 12/31/27(A)	750	749
Energizer Holdings
4.375%, 03/31/29(A)	1,100	995
Total Consumer Products		4,429
Consumer Products & Services [0.1%]
Kronos Acquisition Holdings
8.250%, 06/30/31(A)	525	526
Kronos Acquisition Holdings
10.750%, 06/30/32(A)	525	504
Total Consumer Products & Services		1,030
Containers & Packaging [0.0%]
Graham Packaging
7.125%, 08/15/28(A)	660	623
Distribution/Wholesale [0.0%]
Windsor Holdings III
8.500%, 06/15/30(A)	875	914

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)		$1,500	$1,513
EMRLD Borrower
6.750%, 07/15/31(A)		50	51
Gates
6.875%, 07/01/29(A)		350	356
WESCO Distribution
7.250%, 06/15/28(A)		1,000	1,019
WESCO Distribution
6.375%, 03/15/29(A)		100	100
WESCO Distribution
6.625%, 03/15/32(A)		150	152
Total Diversified Manufacturing			3,191
Drugs [0.5%]
Neopharmed Gentili SPA
8.141%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	433
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		4,875	4,991
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31		4,550	5,059
Total Drugs			10,483
E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		685	589
E-Commerce/Services [0.1%]
Uber Technologies
7.500%, 09/15/27(A)		2,258	2,302
Electric Utilities [1.7%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39		5,003	4,012
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		1,540	1,548
Cikarang Listrindo
4.950%, 09/14/26		2,700	2,622
FirstEnergy
2.050%, 03/01/25		174	169
Greenko Power II
4.300%, 12/13/28		625	569
Mercury Chile Holdco
6.500%, 01/24/27(A)		6,830	6,661
Minejesa Capital BV
4.625%, 08/10/30		3,254	3,120

Description	Face Amount (000)(1)		Value (000)
Minejesa Capital BV
5.625%, 08/10/37(A)		$5,300	$4,776
Mong Duong Finance Holdings BV
5.125%, 05/07/29		5,093	4,839
Pike
8.625%, 01/31/31(A)		545	577
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		2,329	2,343
Vistra
8.000%, H15T5Y + 6.930%, 04/15/73(A) (B)		1,130	1,140
Total Electric Utilities			32,376
Energy & Power [0.3%]
Continuum Energy Aura Pte
9.500%, 02/24/27(A)		2,440	2,504
Greenko Solar Mauritius
5.950%, 07/29/26		3,800	3,718
Total Energy & Power			6,222
Entertainment & Gaming [1.3%]
Churchill Downs
5.750%, 04/01/30(A)		1,250	1,214
Lottomatica
7.788%, EUR003M + 4.000%, 12/15/30(B)	EUR	400	434
Lottomatica
7.050%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	217
Melco Resorts Finance
4.875%, 06/06/25		2,340	2,292
Melco Resorts Finance
5.250%, 04/26/26		4,600	4,445
MGM China Holdings
5.250%, 06/18/25		2,700	2,668
MGM China Holdings
7.125%, 06/26/31(A)		2,070	2,083
Sands China
2.850%, 03/08/29		4,300	3,775
Studio City Finance
6.500%, 01/15/28		4,000	3,800
Wynn Macau
5.500%, 01/15/26(A)		2,525	2,472
Wynn Macau
5.625%, 08/26/28		900	843
Total Entertainment & Gaming			24,243

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Finance [0.0%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR $	450	$321
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	700	587
Total Finance			908
Finance Companies [0.6%]
Boost Newco Borrower
7.500%, 01/15/31(A)		1,990	2,075
Macquarie Airfinance Holdings
6.400%, 03/26/29(A)		75	76
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		835	883
Macquarie Airfinance Holdings
6.500%, 03/26/31(A)		75	77
Navient
6.750%, 06/25/25		375	375
Navient
5.000%, 03/15/27		750	716
Navient
5.500%, 03/15/29		275	251
Rocket Mortgage
3.625%, 03/01/29(A)		675	613
Rocket Mortgage
3.875%, 03/01/31(A)		950	829
Rocket Mortgage
4.000%, 10/15/33(A)		575	485
United Wholesale Mortgage
5.500%, 11/15/25(A)		1,935	1,921
5.500%, 04/15/29(A)		3,553	3,375
Total Finance Companies			11,676
Financial Services [1.1%]
ASG Finance Designated Activity
9.750%, 05/15/29(A)		4,040	4,024
Bread Financial Holdings
9.750%, 03/15/29(A)		535	562
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	627
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,548
Enact Holdings
6.250%, 05/28/29		504	504
Encore Capital Group
4.250%, 06/01/28	GBP	1,000	1,094
Encore Capital Group
9.250%, 04/01/29(A)		985	1,025
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	754

Description	Face Amount (000)(1)		Value (000)
GGAM Finance
8.000%, 02/15/27(A)		$990	$1,022
Iqera Group SAS
10.328%, EUR003M + 6.500%, 02/15/27(B)	EUR	900	588
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	590
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		890	880
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	846
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	289
OEC Finance
7.500%, 03/14/73		38	2
OneMain Finance
9.000%, 01/15/29		1,435	1,514
PennyMac Financial Services
7.875%, 12/15/29(A)		450	464
PennyMac Financial Services
5.750%, 09/15/31(A)		812	761
Sobha Sukuk
8.750%, 07/17/28		3,692	3,729
Total Financial Services			21,823
Food & Beverage [0.2%]
BellRing Brands
7.000%, 03/15/30(A)		925	948
Performance Food Group
4.250%, 08/01/29(A)		1,125	1,024
Post Holdings
5.625%, 01/15/28(A)		675	665
Post Holdings
6.250%, 02/15/32(A)		250	250
US Foods
6.875%, 09/15/28(A)		375	384
US Foods
4.750%, 02/15/29(A)		675	640
Total Food & Beverage			3,911
Food, Beverage & Tobacco [1.0%]
Agrosuper
4.600%, 01/20/32(A)		5,235	4,588
BRF
4.875%, 01/24/30		3,955	3,621
Health & Happiness H&H International Holdings
13.500%, 06/26/26		700	745
Minerva Luxembourg
4.375%, 03/18/31(A)		6,125	5,052

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Simmons Foods
4.625%, 03/01/29(A)	$1,185	$1,042
Turning Point Brands
5.625%, 02/15/26(A)	1,915	1,898
Vector Group
5.750%, 02/01/29(A)	2,630	2,464
Total Food, Beverage & Tobacco		19,410
Gaming [0.9%]
Affinity Interactive
6.875%, 12/15/27(A)	500	441
Boyd Gaming
4.750%, 12/01/27	875	842
Caesars Entertainment
4.625%, 10/15/29(A)	300	275
Caesars Entertainment
7.000%, 02/15/30(A)	150	153
Caesars Entertainment
6.500%, 02/15/32(A)	425	427
Churchill Downs
6.750%, 05/01/31(A)	910	915
Colt Merger Sub
8.125%, 07/01/27(A)	2,535	2,587
Light & Wonder International
7.250%, 11/15/29(A)	125	128
Light & Wonder International
7.500%, 09/01/31(A)	625	645
MGM Resorts International
5.500%, 04/15/27	725	715
MGM Resorts International
6.500%, 04/15/32	550	548
Midwest Gaming Borrower
4.875%, 05/01/29(A)	775	722
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)	975	924
Ontario Gaming GTA
8.000%, 08/01/30(A)	1,000	1,026
Penn Entertainment
5.625%, 01/15/27(A)	830	801
Penn Entertainment
4.125%, 07/01/29(A)	650	558
Scientific Games Holdings
6.625%, 03/01/30(A)	850	829
Station Casinos
4.500%, 02/15/28(A)	2,400	2,258
Station Casinos
4.625%, 12/01/31(A)	1,210	1,079
VICI Properties
3.500%, 02/15/25(A)	75	74

Description	Face Amount (000)(1)	Value (000)
Wynn Resorts Finance
7.125%, 02/15/31(A)	$475	$493
Total Gaming		16,440
Gas-Distribution [0.0%]
AmeriGas Partners
9.375%, 06/01/28(A)	405	416
Gold Mining [0.5%]
Aris Mining
6.875%, 08/09/26	5,956	5,598
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	5,175	5,003
Total Gold Mining		10,601
Healthcare [0.6%]
Avantor Funding
4.625%, 07/15/28(A)	1,075	1,023
CHS
5.625%, 03/15/27(A)	750	698
CHS
6.000%, 01/15/29(A)	250	221
CHS
6.875%, 04/15/29(A)	950	727
Concentra Escrow Issuer
6.875%, 07/15/32(A)	150	152
DaVita
4.625%, 06/01/30(A)	1,240	1,120
Embecta
6.750%, 02/15/30(A)	675	587
IQVIA
5.000%, 10/15/26(A)	1,075	1,055
LifePoint Health
5.375%, 01/15/29(A)	150	132
Medline Borrower
6.250%, 04/01/29(A)	525	531
Medline Borrower
5.250%, 10/01/29(A)	2,300	2,195
Neogen Food Safety
8.625%, 07/20/30(A)	400	432
Tenet Healthcare
5.125%, 11/01/27	1,475	1,444
Tenet Healthcare
6.125%, 10/01/28	1,744	1,735
Tenet Healthcare
6.750%, 05/15/31	450	457
Total Healthcare		12,509

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Homebuilders/Materials/Construction [0.0%]
PCF GmbH
4.750%, 04/15/26	EUR $	250	$226
Victoria
3.750%, 03/15/28	EUR	500	410
Total Homebuilders/Materials/Construction			636
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
6.625%, 01/15/32(A)		775	779
Marriott Ownership Resorts
4.750%, 01/15/28		1,970	1,858
Travel + Leisure
6.625%, 07/31/26(A)		1,155	1,163
Total Hotels and Motels			3,800
Independent Energy [0.7%]
Antero Resources
7.625%, 02/01/29(A)		159	164
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		1,260	1,261
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		375	464
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,726
Chesapeake Energy
7.000%, 10/01/24(C)		575	11
Chord Energy
6.375%, 06/01/26(A)		500	500
Civitas Resources
8.375%, 07/01/28(A)		1,990	2,085
Civitas Resources
8.625%, 11/01/30(A)		225	241
Civitas Resources
8.750%, 07/01/31(A)		1,050	1,125
Comstock Resources
6.750%, 03/01/29(A)		825	800
CrownRock
5.625%, 10/15/25(A)		650	648
Matador Resources
6.500%, 04/15/32(A)		450	450
Range Resources
8.250%, 01/15/29		650	674
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		300	310
SM Energy
6.750%, 09/15/26		775	775
SM Energy
6.625%, 01/15/27		645	643

Description	Face Amount (000)(1)		Value (000)
Southwestern Energy
8.375%, 09/15/28		$375	$388
Southwestern Energy
5.375%, 03/15/30		300	289
Southwestern Energy
4.750%, 02/01/32		225	207
Total Independent Energy			12,761
Industrial - Other [0.2%]
Artera Services
8.500%, 02/15/31(A)		325	334
Hillenbrand
6.250%, 02/15/29		725	729
Madison IAQ
5.875%, 06/30/29(A)		1,650	1,535
Rand Parent
8.500%, 02/15/30(A)		510	516
SPX FLOW
8.750%, 04/01/30(A)		900	924
Total Industrial - Other			4,038
Insurance [0.2%]
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)		2,055	2,080
Howden UK Refinance
8.125%, 02/15/32(A)		1,560	1,550
Total Insurance			3,630
Insurance - P&C [0.9%]
Acrisure
7.500%, 11/06/30(A)		970	972
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		680	671
Alliant Holdings Intermediate
5.875%, 11/01/29(A)		75	70
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	733
AmWINS Group
6.375%, 02/15/29(A)		250	251
AmWINS Group
4.875%, 06/30/29(A)		1,100	1,023
Ardonagh Finco
7.750%, 02/15/31(A)		250	247
Ardonagh Group Finance
8.875%, 02/15/32(A)		2,050	2,002
AssuredPartners
5.625%, 01/15/29(A)		1,075	1,006
AssuredPartners
7.500%, 02/15/32(A)		375	376

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
BroadStreet Partners
5.875%, 04/15/29(A)		$1,600	$1,493
GTCR AP Finance
8.000%, 05/15/27(A)		450	451
HUB International
5.625%, 12/01/29(A)		1,525	1,442
HUB International
7.250%, 06/15/30(A)		1,200	1,230
HUB International
7.375%, 01/31/32(A)		900	913
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	915
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		1,000	1,074
Panther Escrow Issuer
7.125%, 06/01/31(A)		1,025	1,037
Ryan Specialty
4.375%, 02/01/30(A)		400	370
USI
7.500%, 01/15/32(A)		1,350	1,371
Total Insurance - P&C			17,647
Internet Connectiv Svcs [0.1%]
United Group BV
8.078%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	539
8.078%, EUR003M + 4.250%, 02/15/31(B)	EUR	1,880	2,026
Total Internet Connectiv Svcs			2,565
Investment Bank/Broker-Dealer [0.1%]
Aretec Group
7.500%, 04/01/29(A)		220	212
Aretec Group
10.000%, 08/15/30(A)		935	1,017
Total Investment Bank/Broker-Dealer			1,229
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,107	1,036
Leisure [0.6%]
Carnival
6.000%, 05/01/29(A)		225	222
Carnival
7.000%, 08/15/29(A)		175	182
Carnival
10.500%, 06/01/30(A)		2,131	2,315

Description	Face Amount (000)(1)		Value (000)
NCL
5.875%, 03/15/26(A)		$1,100	$1,087
5.875%, 02/15/27(A)		1,580	1,562
NCL
8.125%, 01/15/29(A)		250	262
NCL
7.750%, 02/15/29(A)		125	130
NCL Finance
6.125%, 03/15/28(A)		200	198
Royal Caribbean Cruises
5.500%, 08/31/26(A)		350	346
Royal Caribbean Cruises
5.375%, 07/15/27(A)		525	517
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	277
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		1,100	1,039
Six Flags Entertainment
7.250%, 05/15/31(A)		875	891
Viking Cruises
6.250%, 05/15/25(A)		1,665	1,664
VOC Escrow
5.000%, 02/15/28(A)		1,155	1,120
Total Leisure			11,812
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	522
Hilton Domestic Operating
3.750%, 05/01/29(A)		675	619
RHP Hotel Properties
6.500%, 04/01/32(A)		425	426
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	349
Total Lodging			1,916
Machinery [0.2%]
Manitowoc
9.000%, 04/01/26(A)		1,190	1,190
Regal Rexnord
6.050%, 02/15/26		2,200	2,205
Total Machinery			3,395
Marine Services [0.1%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/73(B)		2,250	2,233

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Media Entertainment [0.6%]
Audacy Capital
6.500%, 05/01/27(A) (C)		$2,050	$72
Audacy Capital
6.750%, 03/31/29(A) (C)		1,350	47
CMG Media
8.875%, 12/15/27(A)		1,743	994
Gray Television
7.000%, 05/15/27(A)		1,685	1,551
Gray Television
5.375%, 11/15/31(A)		350	199
iHeartCommunications
8.375%, 05/01/27		225	83
Lamar Media
4.875%, 01/15/29		1,275	1,225
Nexstar Broadcasting
5.625%, 07/15/27(A)		600	570
Outfront Media Capital
4.625%, 03/15/30(A)		925	833
ROBLOX
3.875%, 05/01/30(A)		600	533
Scripps Escrow
5.875%, 07/15/27(A)		315	188
Sinclair Television Group
5.500%, 03/01/30(A)		1,445	853
Sinclair Television Group
4.125%, 12/01/30(A)		895	597
Stagwell Global
5.625%, 08/15/29(A)		1,875	1,734
TEGNA
5.000%, 09/15/29		600	530
Univision Communications
8.000%, 08/15/28(A)		200	195
Univision Communications
4.500%, 05/01/29(A)		450	378
Univision Communications
7.375%, 06/30/30(A)		625	582
Urban One
7.375%, 02/01/28(A)		200	156
Total Media Entertainment			11,320
Medical Labs and Testing Srv [0.1%]
Ephios Subco 3 Sarl
7.875%, 01/31/31	EUR	200	228
Star Parent
9.000%, 10/01/30(A)		1,510	1,587
Total Medical Labs and Testing Srv			1,815
Medical Products & Services [0.1%]
LifePoint Health
11.000%, 10/15/30(A)		470	518

Description	Face Amount (000)(1)		Value (000)
Perrigo Finance Unlimited
3.900%, 12/15/24		$1,110	$1,095
RAY Financing
6.500%, 07/15/31	EUR	300	—
RAY Financing
7.464%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	—
Tenet Healthcare
6.125%, 06/15/30		1,195	1,187
Total Medical Products & Services			2,800
Metal-Copper [0.1%]
First Quantum Minerals
6.875%, 10/15/27(A)		520	508
First Quantum Minerals
9.375%, 03/01/29(A)		1,005	1,052
Total Metal-Copper			1,560
Metal-Iron [0.2%]
Mineral Resources
8.125%, 05/01/27(A)		585	590
Mineral Resources
9.250%, 10/01/28(A)		560	588
TMS International
6.250%, 04/15/29(A)		1,950	1,781
Total Metal-Iron			2,959
Metals & Mining [0.3%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		565	582
Arsenal AIC Parent
8.000%, 10/01/30(A)		535	562
Cleveland-Cliffs
4.625%, 03/01/29(A)		975	923
Cleveland-Cliffs
7.000%, 03/15/32(A)		175	173
Coeur Mining
5.125%, 02/15/29(A)		800	750
Vedanta Resources Finance II
13.875%, 12/09/28		2,029	1,953
Total Metals & Mining			4,943
Midstream [0.7%]
Antero Midstream Partners
5.750%, 03/01/27(A)		2,325	2,307
Blue Racer Midstream
7.000%, 07/15/29(A)		150	153
Blue Racer Midstream
7.250%, 07/15/32(A)		200	205

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CNX Midstream Partners
4.750%, 04/15/30(A)		$1,000	$901
DT Midstream
4.375%, 06/15/31(A)		950	865
EQM Midstream Partners
6.375%, 04/01/29(A)		275	278
EQT Midstream Partners
6.000%, 07/01/25(A)		248	248
EQT Midstream Partners
6.500%, 07/01/27(A)		2,570	2,597
EQT Midstream Partners
5.500%, 07/15/28		1,500	1,477
Hess Midstream Operations
5.125%, 06/15/28(A)		825	799
Hess Midstream Operations
6.500%, 06/01/29(A)		100	101
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	728
Suburban Propane Partners
5.875%, 03/01/27		750	742
Suburban Propane Partners
5.000%, 06/01/31(A)		375	338
Targa Resources Partners
6.500%, 07/15/27		850	856
Western Midstream Operating
4.650%, 07/01/26		150	147
Total Midstream			12,742
Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	735	685
Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31		3,200	2,840
Oil Field Services [0.5%]
Archrock Partners
6.875%, 04/01/27(A)		1,600	1,606
Kodiak Gas Services
7.250%, 02/15/29(A)		425	436
Nabors Industries
7.250%, 01/15/26(A)		700	710
Nabors Industries
7.375%, 05/15/27(A)		1,030	1,047
Nabors Industries
9.125%, 01/31/30(A)		485	503
ORO SG Pte
12.000%, 12/20/25(C)		8,854	9
Precision Drilling
7.125%, 01/15/26(A)		428	428

Description	Face Amount (000)(1)		Value (000)
Precision Drilling
6.875%, 01/15/29(A)		$505	$499
Transocean Titan Financing
8.375%, 02/01/28(A)		612	632
USA Compression Partners
7.125%, 03/15/29(A)		1,225	1,234
Weatherford International
8.625%, 04/30/30(A)		1,875	1,943
Total Oil Field Services			9,047
Packaging [0.5%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)		1,732	429
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		975	825
Ardagh Packaging Finance
5.250%, 08/15/27(A)		1,550	961
Ball
6.875%, 03/15/28		275	282
Ball
6.000%, 06/15/29		675	679
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		2,050	2,007
Mauser Packaging Solutions Holding
7.875%, 04/15/27(A)		575	587
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)		375	375
OI European Group BV
4.750%, 02/15/30(A)		925	846
Owens-Brockway Glass Container
7.375%, 06/01/32(A)		300	300
Sealed Air
7.250%, 02/15/31(A)		550	567
Sealed Air
6.500%, 07/15/32(A)		350	348
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		1,600	1,588
Total Packaging			9,794
Paper [0.0%]
Clearwater Paper
4.750%, 08/15/28(A)		375	347
Graphic Packaging International
4.750%, 07/15/27(A)		300	293
Graphic Packaging International
3.500%, 03/15/28(A)		300	276
Total Paper			916

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Paper & Related Products [0.2%]
Domtar
6.750%, 10/01/28(A)	$1,720	$1,534
Mativ Holdings
6.875%, 10/01/26(A)	1,875	1,863
Total Paper & Related Products		3,397
Petroleum & Fuel Products [5.2%]
California Resources
8.250%, 06/15/29(A)	520	531
Chesapeake Energy
6.750%, 04/15/29(A)	1,155	1,157
CITGO Petroleum
7.000%, 06/15/25(A)	530	530
Civitas Resources
5.000%, 10/15/26(A)	531	517
Cosan Overseas
8.250%, 02/05/73	3,275	3,330
Ecopetrol
4.625%, 11/02/31	7,550	6,178
Ecopetrol
8.875%, 01/13/33	1,230	1,271
Ecopetrol
8.375%, 01/19/36	1,080	1,060
Ecopetrol
5.875%, 05/28/45	4,500	3,225
Energean Israel Finance
5.375%, 03/30/28(A)	4,183	3,706
Energy Transfer
7.125%, H15T5Y + 2.829%, 10/01/54(B)	945	932
Geopark
5.500%, 01/17/27	6,780	6,171
Global Partners
8.250%, 01/15/32(A)	515	529
Hilcorp Energy I
8.375%, 11/01/33(A)	2,024	2,157
Kosmos Energy
7.125%, 04/04/26	9,625	9,510
Kosmos Energy
7.500%, 03/01/28	405	386
Leviathan Bond
6.125%, 06/30/25(A)	1,750	1,694
Leviathan Bond
6.500%, 06/30/27(A)	3,611	3,376
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,585	3,549
Medco Bell Pte
6.375%, 01/30/27	3,285	3,226
Medco Maple Tree Pte
8.960%, 04/27/29(A)	750	784

Description	Face Amount (000)(1)	Value (000)
New Fortress Energy
6.750%, 09/15/25(A)	$1,606	$1,559
New Fortress Energy
6.500%, 09/30/26(A)	555	511
New Fortress Energy
8.750%, 03/15/29(A)	530	483
Noble Finance II
8.000%, 04/15/30(A)	1,085	1,129
Oro Negro Drilling Pte
0.000%, * (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
PBF Holding
6.000%, 02/15/28	1,195	1,165
Petrobras Global Finance BV
5.500%, 06/10/51	2,600	2,065
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	8,016
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	1,208
Petroleos del Peru
4.750%, 06/19/32	2,900	2,162
Petroleos Mexicanos
6.500%, 03/13/27	4,730	4,505
Petroleos Mexicanos
10.000%, 02/07/33	1,820	1,826
Prairie Acquiror
9.000%, 08/01/29(A)	500	515
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,238	1,264
Seadrill Finance
8.375%, 08/01/30(A)	650	679
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,500	1,504
Tallgrass Energy Partners
7.375%, 02/15/29(A)	545	547
Talos Production
9.000%, 02/01/29(A)	300	315
Talos Production
9.375%, 02/01/31(A)	985	1,040
Tengizchevroil Finance International
3.250%, 08/15/30	3,350	2,763
Transocean
8.750%, 02/15/30(A)	563	590
Transocean Aquila
8.000%, 09/30/28(A)	1,110	1,127
Tullow Oil
7.000%, 03/01/25	2,500	2,398
Valaris
8.375%, 04/30/30(A)	1,094	1,133
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)	1,090	1,106

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Venture Global LNG
8.125%, 06/01/28(A)		$1,075	$1,108
Venture Global LNG
9.500%, 02/01/29(A)		1,015	1,113
Vital Energy
7.750%, 07/31/29(A)		500	504
YPF
9.000%, 02/12/26(E)		1,912	1,921
YPF
6.950%, 07/21/27		3,010	2,726
Total Petroleum & Fuel Products			100,824
Pharmaceuticals [0.2%]
Bausch Health
5.000%, 02/15/29(A)		300	144
Bausch Health
6.250%, 02/15/29(A)		300	153
Bausch Health
7.250%, 05/30/29(A)		925	478
Grifols
4.750%, 10/15/28(A)		1,375	1,186
Organon
5.125%, 04/30/31(A)		900	807
Organon
6.750%, 05/15/34(A)		1,295	1,293
Total Pharmaceuticals			4,061
Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		333	333
Printing & Publishing [0.0%]
Cimpress
7.000%, 06/15/26		807	806
Real Estate [0.3%]
Emeria SASU
7.750%, 03/31/28	EUR	1,850	1,803
PCPD Capital
5.125%, 06/18/26		5,000	4,305
Total Real Estate			6,108
Real Estate Investment Trusts [0.2%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,322	2,274

Description	Face Amount (000)(1)		Value (000)
Necessity Retail REIT
4.500%, 09/30/28(A)		$1,020	$898
Total Real Estate Investment Trusts			3,172
Real Estate Oper/Develop [0.7%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	215
Howard Hughes
5.375%, 08/01/28(A)		2,225	2,115
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	63
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/72(B)		5,175	5,103
Pakuwon Jati
4.875%, 04/29/28		5,600	5,278
Total Real Estate Oper/Develop			12,774
Regional Banks-Non US [0.4%]
Banco del Estado de Chile
7.950%, H15T5Y + 3.228%, 11/02/72(A) (B)		2,470	2,552
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/72(B)		4,500	4,462
Total Regional Banks-Non US			7,014
Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	226
1011778 BC ULC
4.000%, 10/15/30(A)		2,450	2,155
KFC Holding
4.750%, 06/01/27(A)		975	951
Total Restaurants			3,332
Retail [1.0%]
Arcos Dorados BV
6.125%, 05/27/29		2,400	2,352
Asbury Automotive Group
4.750%, 03/01/30		230	213
Bath & Body Works
6.750%, 07/01/36		1,120	1,115
BlueLinx Holdings
6.000%, 11/15/29(A)		1,140	1,061
Carvana
13.000%cash/0% PIK, 06/01/30(A)		490	535

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Fertitta Entertainment
6.750%, 01/15/30(A)	$1,240	$1,089
FirstCash
5.625%, 01/01/30(A)	1,089	1,032
FirstCash
6.875%, 03/01/32(A)	2,086	2,086
Foot Locker
4.000%, 10/01/29(A)	1,310	1,095
Future Retail
5.600%, 01/22/25(C)	16,200	32
Macy's Retail Holdings
6.125%, 03/15/32(A)	316	302
Macy's Retail Holdings
5.125%, 01/15/42	485	395
Michaels
5.250%, 05/01/28(A)	1,023	818
QVC
4.450%, 02/15/25	567	558
QVC
4.750%, 02/15/27	345	291
QVC
4.375%, 09/01/28	547	400
QVC
5.450%, 08/15/34	2,735	1,656
Vivo Energy Investments BV
5.125%, 09/24/27	5,225	4,922
Total Retail		19,952
Retailers [0.3%]
Academy
6.000%, 11/15/27(A)	2,150	2,119
Asbury Automotive Group
4.625%, 11/15/29(A)	750	693
Asbury Automotive Group
5.000%, 02/15/32(A)	580	526
Gap
3.625%, 10/01/29(A)	225	195
Gap
3.875%, 10/01/31(A)	375	313
LCM Investments Holdings II
4.875%, 05/01/29(A)	100	93
LCM Investments Holdings II
8.250%, 08/01/31(A)	775	810
Velocity Vehicle Group
8.000%, 06/01/29(A)	1,160	1,191
William Carter
5.625%, 03/15/27(A)	400	395
Total Retailers		6,335

Description	Face Amount (000)(1)	Value (000)
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)	$4,275	$43
Steel & Steel Works [0.6%]
CAP
3.900%, 04/27/31	7,760	6,176
CSN Islands XI
6.750%, 01/28/28	800	760
CSN Resources
4.625%, 06/10/31(A)	3,650	2,866
Periama Holdings
5.950%, 04/19/26	2,661	2,631
Total Steel & Steel Works		12,433
Supermarkets [0.1%]
Albertsons
7.500%, 03/15/26(A)	775	786
Albertsons
6.500%, 02/15/28(A)	200	201
Total Supermarkets		987
Technology [1.8%]
AthenaHealth Group
6.500%, 02/15/30(A)	2,565	2,361
Boxer Parent
9.125%, 03/01/26(A)	1,300	1,301
Capstone Borrower
8.000%, 06/15/30(A)	625	646
Central Parent
7.250%, 06/15/29(A)	1,300	1,294
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,575	1,462
Cloud Software Group
6.500%, 03/31/29(A)	2,565	2,460
Cloud Software Group
9.000%, 09/30/29(A)	1,560	1,513
Cloud Software Group
8.250%, 06/30/32(A)	100	102
Coherent
5.000%, 12/15/29(A)	1,450	1,372
Consensus Cloud Solutions
6.000%, 10/15/26(A)	525	512
Consensus Cloud Solutions
6.500%, 10/15/28(A)	750	701
Elastic
4.125%, 07/15/29(A)	1,050	959
Entegris Escrow
4.750%, 04/15/29(A)	350	335
Entegris Escrow
5.950%, 06/15/30(A)	1,425	1,411

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Fortress Intermediate 3
7.500%, 06/01/31(A)		$225	$231
GoTo Group
5.500%, 05/01/28(A)		712	402
HealthEquity
4.500%, 10/01/29(A)		1,525	1,425
Helios Software Holdings
4.625%, 05/01/28(A)		425	380
Insight Enterprises
6.625%, 05/15/32(A)		200	203
Iron Mountain
7.000%, 02/15/29(A)		1,225	1,247
McAfee
7.375%, 02/15/30(A)		2,125	1,964
Millennium Escrow
6.625%, 08/01/26(A)		825	431
NCR Atleos
9.500%, 04/01/29(A)		475	513
NCR Voyix
5.125%, 04/15/29(A)		1,200	1,130
NCR Voyix
5.250%, 10/01/30(A)		225	206
Open Text
3.875%, 02/15/28(A)		1,125	1,041
Rocket Software
6.500%, 02/15/29(A)		1,650	1,439
Seagate HDD Cayman
9.625%, 12/01/32		926	1,056
Sensata Technologies BV
4.000%, 04/15/29(A)		600	551
Sensata Technologies BV
5.875%, 09/01/30(A)		475	465
SS&C Technologies
5.500%, 09/30/27(A)		1,850	1,822
Synaptics
4.000%, 06/15/29(A)		400	363
TTM Technologies
4.000%, 03/01/29(A)		775	710
UKG
6.875%, 02/01/31(A)		1,000	1,012
Viavi Solutions
3.750%, 10/01/29(A)		325	274
Zebra Technologies
6.500%, 06/01/32(A)		200	202
ZipRecruiter
5.000%, 01/15/30(A)		1,985	1,728
Total Technology			35,224

Description	Face Amount (000)(1)		Value (000)
Technology, Electronics, Software & IT [0.0%]
Cedacri Mergeco SPA
8.453%, EUR003M + 4.625%, 05/15/28(B)	EUR $	790	$843
Telecommunications [0.1%]
Altice France
8.125%, 02/01/27(A)		1,060	795
Altice France
3.375%, 01/15/28	EUR	100	75
Altice France
4.000%, 07/15/29	EUR	700	497
Altice France Holding
4.000%, 02/15/28	EUR	475	149
Altice France Holding
6.000%, 02/15/28(A)		325	105
Total Telecommunications			1,621
Telephones & Telecommunications [2.3%]
Axian Telecom
7.375%, 02/16/27		1,600	1,572
7.375%, 02/16/27(A)		8,545	8,396
C&W Senior Financing DAC
6.875%, 09/15/27		7,725	7,413
CT Trust
5.125%, 02/03/32(A)		3,195	2,816
Digicel
6.750%, 03/01/23(A) (C)		4,800	96
Eutelsat
1.500%, 10/13/28	EUR	300	259
Frontier Communications Holdings
5.875%, 10/15/27(A)		1,415	1,381
Iliad Holding SASU
6.500%, 10/15/26(A)		1,037	1,032
Iliad Holding SASU
8.500%, 04/15/31(A)		1,025	1,038
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,544
Millicom International Cellular
4.500%, 04/27/31		3,485	2,998
Network i2i
5.650%, H15T5Y + 4.274%, 04/15/73(B)		2,700	2,673
Sixsigma Networks Mexico
7.500%, 05/02/25		5,815	5,581
Telecom Argentina
8.000%, 07/18/26		5,090	5,059
Turk Telekomunikasyon
6.875%, 02/28/25		462	462

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		$525	$512
Total Telephones & Telecommunications			43,832
Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C)		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	990
Total Textile-Products			1,303
Transportation Services [1.5%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,816	4,029
Georgian Railway JSC
4.000%, 06/17/28		4,050	3,563
JSW Infrastructure
4.950%, 01/21/29(A)		4,500	4,249
JSW Infrastructure, MTN
4.950%, 01/21/29		1,665	1,572
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28		975	997
8.250%, 11/15/28(A)		4,930	5,039
Rumo Luxembourg Sarl
4.200%, 01/18/32		4,325	3,668
Sabre GLBL
11.250%, 12/15/27(A)		415	404
Stena International
7.250%, 01/15/31(A)		200	204
Transnet SOC
8.250%, 02/06/28(A)		2,430	2,416
Viking Cruises
9.125%, 07/15/31(A)		1,096	1,187
Watco
6.500%, 06/15/27(A)		700	697
XPO
6.250%, 06/01/28(A)		600	603
Total Transportation Services			28,628
Transport-Equip and Leasng [0.1%]
Fortress Transportation and Infrastructure Investors
7.875%, 12/01/30(A)		975	1,020

Description	Face Amount (000)(1)		Value (000)
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/31(A)		$165	$168
Total Transport-Equip and Leasng			1,188
Utility - Electric [0.4%]
Calpine
4.500%, 02/15/28(A)		925	879
Calpine
5.125%, 03/15/28(A)		625	601
Enviva Partners
6.500%, 01/15/26(A) (C)		1,010	448
NextEra Energy Operating Partners
4.500%, 09/15/27(A)		150	142
NextEra Energy Operating Partners
7.250%, 01/15/29(A)		500	513
NRG Energy
5.750%, 01/15/28		1,000	992
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,075
TransAlta
7.750%, 11/15/29		100	105
Vistra Operations
5.500%, 09/01/26(A)		1,000	986
Vistra Operations
5.625%, 02/15/27(A)		325	320
Vistra Operations
7.750%, 10/15/31(A)		1,545	1,608
Total Utility - Electric			7,669
Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		2,450	2,382
Total Corporate Bonds
Cost ($1,031,772)			897,872
Collateralized Loan Obligations [18.7%]
Non-Agency Mortgage Backed Obligation [18.7%]
522 Funding CLO, Ser 2021-7A, Cl E
11.808%, TSFR3M + 6.482%, 04/23/34(A) (B)		1,700	1,674
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
9.739%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,049
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
9.739%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	1,025

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Adagio V CLO DAC, Ser 2018-X, Cl ER
9.056%, EUR003M + 5.150%, 10/15/31(B)	EUR $	1,000	$1,022
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
9.592%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,067
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
9.796%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,288
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
9.696%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,333
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
10.278%, EUR003M + 6.450%, 11/15/31(B)	EUR	1,000	1,008
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl A
4.908%, EUR003M + 1.020%, 07/17/34(B)	EUR	3,600	3,830
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
10.108%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,014
Barings Euro CLO BV, Ser 2018-2X, Cl E
8.956%, EUR003M + 5.050%, 10/15/31(B)	EUR	3,000	3,161
Barings Euro CLO DAC, Ser 2021-2X, Cl E
10.076%, EUR003M + 6.170%, 10/15/34(B)	EUR	2,374	2,427
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
10.742%, EUR003M + 6.860%, 07/25/35(B)	EUR	1,220	1,261
Barings Euro CLO DAC, Ser 2022-3X, Cl D
7.464%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,024
Battalion CLO 18, Ser 2021-18A, Cl ER
12.300%, TSFR3M + 6.972%, 10/15/36(A) (B)		2,000	1,841
Battalion CLO XIV, Ser 2021-14A, Cl ER
12.446%, TSFR3M + 7.122%, 01/20/35(A) (B)		3,500	3,217

Description	Face Amount (000)(1)		Value (000)
Birch Grove CLO 2, Ser 2021-2A, Cl E
12.538%, TSFR3M + 7.212%, 10/19/34(A) (B)		$3,750	$3,787
Birch Grove CLO 3, Ser 2021-3A, Cl E
12.568%, TSFR3M + 7.242%, 01/19/35(A) (B)		4,000	3,976
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
10.319%, EUR003M + 6.600%, 03/15/31(B)	EUR	1,750	1,758
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
10.025%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	3,954
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
12.639%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,280
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
7.006%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,212
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
9.601%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,593
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
4.806%, EUR003M + 0.900%, 04/15/35(B)	EUR	5,400	5,725
BSL CLO 3, Ser 2021-3A, Cl E
12.536%, TSFR3M + 7.212%, 10/20/34(A) (B)		2,000	1,993
Cairn CLO XI DAC, Ser 2019-11X, Cl E
10.676%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,231
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
4.896%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,624
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
10.017%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,032
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
4.864%, EUR003M + 1.000%, 10/29/34(B)	EUR	2,000	2,135

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
9.974%, EUR003M + 6.110%, 10/29/34(B)	EUR $	1,000	$1,047
Capital Four CLO I DAC, Ser 2019-1X, Cl E
10.376%, EUR003M + 6.470%, 01/15/33(B)	EUR	1,500	1,594
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
10.376%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,736
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
7.328%, EUR003M + 3.500%, 02/15/36(B)	EUR	1,350	1,398
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
10.288%, EUR003M + 6.460%, 02/15/36(B)	EUR	2,700	2,805
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
8.836%, EUR003M + 4.930%, 07/15/31(B)	EUR	3,300	3,461
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
8.462%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,477
Carlyle Global Market Strategies Euro CLO DAC, Ser 2020-1X, Cl DR
9.423%, EUR003M + 5.500%, 01/16/33(B)	EUR	2,000	2,032
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
10.464%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,521
Cathedral Lake VI, Ser 2021-6A, Cl E
12.795%, TSFR3M + 7.472%, 04/25/34(A) (B)		1,000	925
Cathedral Lake VIII, Ser 2021-8A, Cl E
13.078%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,964
CQS US CLO, Ser 2021-1A, Cl DJ
10.566%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	289

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
11.882%, EUR003M + 8.060%, 02/22/34(B)	EUR $	615	$650
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
10.419%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,063
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
9.310%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,046
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
12.499%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,784
Diameter Capital Clo 2, Ser 2021-2A, Cl D
11.650%, TSFR3M + 6.322%, 10/15/36(A) (B)		2,200	2,212
Diameter Capital CLO 3, Ser 2022-3A, Cl D
12.129%, TSFR3M + 6.800%, 04/15/37(A) (B)		2,600	2,605
Diameter Capital CLO 5, Ser 2023-5A, Cl D
12.899%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	2,059
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
8.656%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	933
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
10.218%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,392
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
9.314%, EUR003M + 5.410%, 01/18/32(B)	EUR	1,200	1,243
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
10.274%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	4,856
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
9.907%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,760
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
10.964%, EUR003M + 7.060%, 04/18/35(B)	EUR	1,000	1,061

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
12.756%, EUR003M + 8.930%, 11/20/34(B)	EUR $	3,500	$3,596
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
11.871%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	511
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
9.648%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,382
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
4.786%, EUR003M + 0.880%, 04/15/34(B)	EUR	3,500	3,732
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR
4.906%, EUR003M + 1.000%, 10/15/34(B)	EUR	10,000	10,649
Fidelity Grand Harbour CLO DAC, Ser 2019-1X, Cl E
9.729%, EUR003M + 6.010%, 03/15/32(B)	EUR	1,000	1,053
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl AR
5.357%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,355
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.829%, TSFR3M + 7.500%, 04/14/35(A) (B)		3,160	3,153
GoldenTree Loan Management EUR CLO 1 DAC, Ser 2018-1A, Cl F
10.337%, EUR003M + 6.440%, 10/20/30(A) (B)	EUR	1,000	1,038
Greywolf CLO II, Ser 2021-1A, Cl DRR
12.639%, TSFR3M + 7.310%, 04/15/34(A) (B)		3,000	3,000
Greywolf CLO III, Ser 2020-3RA, Cl DR
12.505%, TSFR3M + 7.180%, 04/15/33(A) (B)		5,000	4,979
Guggenheim CLO, Ser 2023-2A, Cl E
14.569%, TSFR3M + 9.240%, 01/15/35(A) (B)		3,000	3,070
Halseypoint CLO 7, Ser 2023-7A, Cl A
7.575%, TSFR3M + 2.250%, 07/20/36(A) (B)		8,000	8,121

Description	Face Amount (000)(1)		Value (000)
Harriman Park CLO, Ser 2021-1A, Cl ER
11.986%, TSFR3M + 6.662%, 04/20/34(A) (B)		$1,300	$1,303
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
8.948%, EUR003M + 5.120%, 02/15/30(B)	EUR	1,000	1,061
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
10.016%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,591
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
12.207%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,559
Harvest CLO XXIV DAC, Ser 2021-24X, Cl AR
4.946%, EUR003M + 1.040%, 07/15/34(B)	EUR	5,000	5,337
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
7.356%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,236
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
7.388%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,574
Hayfin US XV, Ser 2024-15A, Cl A1
6.977%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,499
Henley CLO III DAC, Ser 2021-3X, Cl ER
10.172%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,107
Henley CLO IV DAC, Ser 2021-4X, Cl A
4.782%, EUR003M + 0.900%, 04/25/34(B)	EUR	2,500	2,674
ICG Euro CLO DAC, Ser 2021-1X, Cl E
10.366%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,109
ICG Euro CLO DAC, Ser 2021-1X, Cl F
12.726%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	1,021
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
4.836%, EUR003M + 0.930%, 04/15/33(B)	EUR	3,700	3,948

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Jamestown CLO XVII, Ser 2021-17A, Cl E
12.675%, TSFR3M + 7.352%, 01/25/35(A) (B)		$4,000	$3,950
KKR CLO 14, Ser 2018-14, Cl ER
11.740%, TSFR3M + 6.412%, 07/15/31(A) (B)		4,600	4,567
Logiclane I CLO DAC, Ser 2022-1X, Cl A
4.876%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,279
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
9.106%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	159
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
12.726%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,845
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
9.926%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,048
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
5.398%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,376
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
9.579%, EUR003M + 5.860%, 12/15/31(B)	EUR	900	935
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
9.296%, EUR003M + 5.390%, 10/15/32(B)	EUR	1,300	1,354
Marble Point CLO XX, Ser 2021-1A, Cl E
12.698%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	998
Marble Point CLO XXII, Ser 2021-2A, Cl A
6.785%, TSFR3M + 1.462%, 07/25/34(A) (B)		1,500	1,501
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
12.748%, TSFR3M + 7.422%, 10/23/34(A) (B)		3,000	2,827
Milford Park CLO, Ser 2022-1A, Cl F
14.645%, TSFR3M + 9.320%, 07/20/35(A) (B)		1,000	1,001

Description	Face Amount (000)(1)		Value (000)
Mountain View Clo XV, Ser 2024-2A, Cl A1R
7.002%, TSFR3M + 1.670%, 07/15/37(A) (B)		$4,500	$4,506
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
11.797%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	1,945
Northwoods Capital 20, Ser 2021-20A, Cl ER
13.435%, TSFR3M + 8.112%, 01/25/32(A) (B)		2,438	2,432
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
7.147%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,411
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
9.957%, EUR003M + 6.060%, 07/22/34(B)	EUR	2,300	2,347
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
12.527%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	3,053
Northwoods Capital 25, Ser 2021-25A, Cl E
12.726%, TSFR3M + 7.402%, 07/20/34(A) (B)		2,000	1,992
Northwoods Capital 27, Ser 2021-27A, Cl E
12.619%, TSFR3M + 7.302%, 10/17/34(A) (B)		1,150	1,104
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
7.497%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,444
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
10.267%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,060
Oaktree CLO, Ser 2022-3A, Cl A2
7.629%, TSFR3M + 2.300%, 07/15/35(A) (B)		4,300	4,300
Oaktree CLO, Ser 2023-1A, Cl A1
7.229%, TSFR3M + 1.900%, 04/15/36(A) (B)		5,000	5,009
OZLM XXIV, Ser 2019-24A, Cl D
12.636%, TSFR3M + 7.312%, 07/20/32(A) (B)		4,000	3,831

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
11.229%, TSFR3M + 5.900%, 04/15/31(A) (B)		$1,600	$1,609
PARK BLUE CLO, Ser 2023-3A, Cl A1
7.325%, TSFR3M + 2.000%, 04/20/36(A) (B)		10,000	10,093
Pikes Peak CLO 14, Ser 2023-14A, Cl A1
7.275%, TSFR3M + 1.950%, 04/20/36(A) (B)		10,900	10,928
Post CLO, Ser 2018-1X, Cl E
11.459%, TSFR3M + 6.132%, 04/16/31(B)		1,500	1,490
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
10.297%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,101
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl A
4.817%, EUR003M + 0.920%, 01/20/33(B)	EUR	13,970	14,921
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
7.341%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,432
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
10.111%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,585
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
12.791%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,024
Sandstone Peak III, Ser 2024-1A, Cl A1
6.966%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	9,995
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
10.456%, TSFR3M + 5.132%, 10/22/34(A) (B)		1,010	1,001
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.836%, TSFR3M + 7.512%, 07/20/34(A) (B)		1,800	1,796
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
7.506%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,064

Description	Face Amount (000)(1)		Value (000)
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
9.796%, EUR003M + 5.890%, 04/15/34(B)	EUR $	1,100	$1,149
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
7.306%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,423
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
12.286%, EUR003M + 8.380%, 01/15/34(B)	EUR	255	262
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
10.058%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,059
Segovia European CLO DAC, Ser 2022-3X, Cl ER
10.242%, EUR003M + 6.360%, 01/25/35(B)	EUR	1,000	1,055
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
10.126%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,056
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
10.024%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,137
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
8.488%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	2,879
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
7.647%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	267
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
10.257%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,443
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
9.226%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,742
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
6.975%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,517
TCW CLO, Ser 2021-1A, Cl E
11.406%, TSFR3M + 6.082%, 03/18/34(A) (B)		2,300	2,178

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Tikehau CLO II BV, Ser 2021-2X, Cl ER
10.072%, EUR003M + 6.320%, 09/07/35(B)	EUR $	1,000	$1,045
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
10.226%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,157
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
10.352%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,097
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
10.206%, EUR003M + 6.300%, 07/15/34(B)	EUR	3,500	3,645
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
10.402%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,267
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
10.988%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	2,744
Trimaran Cavu, Ser 2019-1A, Cl E
12.626%, TSFR3M + 7.302%, 07/20/32(A) (B)		1,800	1,799
Trimaran Cavu, Ser 2019-2A, Cl D
12.539%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,745
Trimaran Cavu, Ser 2021-3A, Cl E
12.959%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	2,023
Total Collateralized Loan Obligations
Cost ($361,550)			361,114
Loan Participations [17.9%]
Aerospace and Defense [0.3%]
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.262%, CME Term SOFR + 3.750%, 08/03/29(B)		1,025	992
Peraton Corp., Term B Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 02/01/28(B)		1,744	1,743
Peraton Corp., Term B-1 Loan, 2nd Lien
13.177%, CME Term SOFR + 7.750%, 02/01/29(B)		333	334

Description	Face Amount (000)(1)		Value (000)
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan
8.591%, CME Term SOFR + 4.500%, 04/01/28(B)		$1,225	$857
Spirit Aerosystems, Inc., 2022 Refinancing Term Loan, 1st Lien
9.580%, CME Term SOFR + 4.250%, 11/08/27(B)		718	722
TransDigm Inc., Tranche K Term Loan, 1st Lien
8.085%, CME Term SOFR + 2.750%, 03/22/30(B)		934	935
Total Aerospace and Defense			5,583
Automobile [0.1%]
Clarios Global LP, Term Loan, 1st Lien
3.000%, 07/30/31		1,177	1,258
CWGS Group, LLC, Initial Term Loan, 1st Lien
7.935%, CME Term SOFR + 2.500%, 06/03/28(B)		804	777
Total Automobile			2,035
Banking [0.0%]
Nexus Buyer LLC, Amendment No. 5 Term Loan, 1st Lien
9.844%, CME Term SOFR + 4.500%, 12/13/28(B)		960	960
Beverage, Food and Tobacco [0.1%]
Sigma Holdco B.V., Facility B6 (EUR), 1st Lien
8.882%, Euribor + 5.000%, 01/02/28(B)		1,000	1,065
Broadcasting and Entertainment [0.9%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
10.985%, CME Term SOFR + 5.500%, 02/10/27(B)		637	471
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
10.329%, CME Term SOFR + 5.000%, 10/31/27(B)		2,597	2,229
Altice Financing, Term Loan, 1st Lien
8.906%, 10/31/27		995	926

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
9.406%, EURIBOR + 5.500%, 08/15/28(B)	$983	$775
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.829%, CME Term SOFR + 5.500%, 08/15/28(B)	1,938	1,418
Charter Communications Operating, LLC, Term B-4 Loan, 1st Lien
7.302%, 12/07/30	1,164	1,150
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.935%, CME Term SOFR + 3.500%, 12/17/26(B)	778	615
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.943%, Syn LIBOR + 2.500%, 04/15/27(B)	125	103
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
10.708%, CME Term SOFR + 5.250%, 08/02/29(B)	1,120	1,114
Gray Television, Cov-Lite Term Loan D, 1st Lien
8.444%, 12/01/28	1,980	1,780
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
8.091%, CME Term SOFR + 2.500%, 09/30/26(B)	120	111
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 03/15/26(B)	379	378
Univision Communications Inc., Tem Loan, 1st Lien
8.944%, 01/23/29	450	445
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.693%, CME Term SOFR + 3.250%, 01/31/29(B)	1,825	1,741
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.656%, CME Term SOFR + 3.250%, 03/31/31(B)	200	188
Virgin Media Ireland Limited, Facility B1, 1st Lien
7.099%, EURIBOR + 3.500%, 07/15/29(B)	2,000	2,120
Virgin Media SFA, Term Loan, 1st Lien
8.662%, 12/31/29	1,000	1,026

Description	Face Amount (000)(1)	Value (000)
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.931%, LIBOR + 2.500%, 04/30/28(B)	$575	$555
Total Broadcasting and Entertainment		17,145
Buildings and Real Estate [0.4%]
APi Group DE, Inc., Repriced 2021 Incremental Term Loan (2024), 1st Lien
7.344%, CME Term SOFR + 2.000%, 01/03/29(B)	405	404
Celestica Inc., Term Loan B, 1st Lien
7.096%, CME Term SOFR + 1.750%, 06/20/31(B)	515	514
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 12/08/25(B)	1,160	1,075
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
9.321%, CME Term SOFR + 3.750%, 08/06/26(B)	867	826
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
9.585%, CME Term SOFR + 4.250%, 04/29/29(B)	1,285	1,284
Platea (BC) Bidco AB, Facility B, 1st Lien
8.222%, Euribor + 4.500%, 04/02/31(B)	833	889
Smyrna Ready Mix Concrete, LLC, 2023 Refinancing Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 04/02/29(B)	410	412
TAMKO Building Products LLC, 2023 Term Loan, 1st Lien
8.589%, CME Term SOFR + 3.250%, 09/20/30(B)	496	495
Trulite Holding Corp., Initial Term Loans, 1st Lien
11.346%, CME Term SOFR + 6.000%, 03/01/30(B)	1,048	1,012
Total Buildings and Real Estate		6,911
Business Equipment & Services [0.0%]
Emerald X, Inc., Initial Term Loan
10.444%, 06/02/26(B)	596	598

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cargo Transport [0.5%]
Boluda Towage, S.L.U., Facility B3, 1st Lien
7.397%, Euribor + 3.750%, 01/31/30(B)		$1,000	$1,067
Delos Aircraft Designated Activity Company, Term Loan (2023), 1st Lien
7.302%, CME Term SOFR + 2.000%, 10/14/27(B)		770	774
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/24/28(B)		1,039	1,042
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/24/28(B)		401	402
GN Loanco, LLC, Term B Loan, 1st Lien
9.830%, CME Term SOFR + 4.500%, 12/19/30(B)		753	701
LaserShip, Inc., Initial Loan, 2nd Lien
13.096%, CME Term SOFR + 7.500%, 05/07/29(B)		645	462
LaserShip, Inc., Initial Term Loan, 1st Lien
10.096%, CME Term SOFR + 4.500%, 05/07/28(B)		484	410
Radar Bidco SARL, Facility B (EUR), 1st Lien
8.133%, Euribor + 4.250%, 04/04/31(B)		1,000	1,070
Rand Parent, LLC, Term B Loan, 1st Lien
9.585%, CME Term SOFR + 4.250%, 03/17/30(B)		1,342	1,342
Rubix Group Finco Limited, Facility B2, 1st Lien
8.149%, Euribor + 4.250%, 09/30/26(B)		1,000	1,071
Winterfell Financing S.a r.l., Facility B
7.231%, EURIBOR + 3.425%, 05/04/28(B)	EUR	1,000	999
Total Cargo Transport			9,340

Description	Face Amount (000)(1)		Value (000)
Chemicals, Plastics and Rubber [0.9%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.929%, LIBOR + 3.750%, 09/22/28(B)		$1,953	$1,944
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/18/28(B)		450	448
Flint Group Packaging Inks North America Holdings LLC, Facility B (USD), 1st Lien
9.838%, CME Term SOFR + 4.250%, 12/31/26(B)		637	609
Flint Group, Term Loan
5.677%, 12/31/27		329	283
Granite FR Bidco, Term Loan, 1st Lien
8.935%, 10/17/28		1,000	1,071
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
7.647%, Euribor + 3.925%, 07/03/28(B)		1,000	1,021
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
9.977%, CME Term SOFR + 4.500%, 03/15/29(B)		840	836
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
12.881%, CME Term SOFR + 7.438%, 03/15/30(B)		860	783
ILPEA Parent Inc., Term Loan, 1st Lien
9.964%, CME Term SOFR + 4.500%, 06/22/28(B)		343	341
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Dollar Term Loan, 1st Lien
9.197%, CME Term SOFR + 3.750%, 07/08/30(B)		613	614
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
7.794%, Euribor + 4.000%, 07/08/30(B)		1,000	1,074
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 04/02/29(B)		520	518
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
8.948%, CME Term SOFR + 3.500%, 02/18/30(B)		170	169

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 02/07/31(B)	$1,495	$1,497
Root Bidco Sarl, Term Loan, 1st Lien
9.116%, 09/29/27	1,000	1,062
Sirona Bidco, Term Loan, 1st Lien
8.215%, 10/20/28	2,000	1,900
Timber Servicios Empresariales, S.A., Facility B, 1st Lien
8.708%, EURIBOR + 4.850%, 03/30/29(B)	1,000	1,035
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
8.109%, CME Term SOFR + 2.500%, 05/03/28(B)	742	589
Tronox Finance LLC, 2024 Other Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 04/04/29(B)	718	719
Vantage Specialty Chemicals, Inc., 2023 Incremental Term Loan, 1st Lien
10.077%, CME Term SOFR + 4.750%, 10/26/26(B)	428	422
Windsor Holdings III, LLC, 2024 Dollar Refinancing Term B Loan, 1st Lien
9.339%, CME Term SOFR + 4.000%, 08/01/30(B)	1	1
Windsor Holdings III, LLC, 2024 Euro Refinancing Term B Loan, 1st Lien
7.606%, Euribor + 4.000%, 08/01/30(B)	1,000	1,071
Total Chemicals, Plastics and Rubber		18,007
Consumer Discretionary [0.1%]
Allwyn Entertainment, Term Loan B, 1st Lien
0.000%, 05/30/31(F)	415	415
American Greetings, Term Loan B, 1st Lien
11.079%, 10/23/29	475	477
Camping World, Term Loan, 1st Lien
10.209%, 06/03/28	660	662
Total Consumer Discretionary		1,554

Description	Face Amount (000)(1)	Value (000)
Consumer Products [0.1%]
Stiga SPA, Term Loan B-1, 1st Lien
8.776%, 03/02/26	$2,584	$2,601
Consumer Staples [0.1%]
Artisan Newco, Term Loan, 1st Lien
8.120%, 02/12/29	980	1,046
Containers, Packaging and Glass [0.2%]
Altium Packaging LLC, 2024 Incremental Term Loan, 1st Lien
7.844%, CME Term SOFR + 2.500%, 06/11/31(B)	335	334
Anchor Packaging, LLC, Amendment No.4 Term Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 07/18/29(B)	225	225
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
8.643%, EURIBOR + 4.725%, 02/12/26(B)	1,000	958
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
10.268%, CME Term SOFR + 4.725%, 02/12/26(B)	184	171
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 07/31/26(B)	1,496	1,496
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, 1st Lien
9.302%, CME Term SOFR + 4.000%, 09/15/28(B)	598	599
Total Containers, Packaging and Glass		3,783
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.939%, LIBOR + 5.500%, 11/30/28(B)	584	572
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.208%, CME Term SOFR + 3.750%, 04/20/28(B)	612	609
Total Diversified Natural Resources, Precious Metals and Minerals		1,181

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Diversified/Conglomerate Service [0.8%]
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 02/15/29(B)	$1,719	$1,725
Apex Group Treasury Limited, EUR Term Loan, 1st Lien
7.788%, EURIBOR + 4.000%, 07/27/28(B)	1,000	1,069
Apex Group Treasury Limited, USD Term Loan, 1st Lien
9.335%, CME Term SOFR + 3.750%, 07/27/28(B)	667	667
APX Group, Inc., Initial Term Loan, 1st Lien
8.074%, CME Term SOFR + 2.750%, 07/10/28(B)	755	756
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
7.096%, CME Term SOFR + 1.750%, 05/23/31(B)	450	449
Boost Newco Borrower, LLC, Initial USD Term Loan, 1st Lien
8.335%, CME Term SOFR + 3.000%, 01/31/31(B)	650	650
Cengage Learning, Inc., Term B Loan, 1st Lien
9.538%, CME Term SOFR + 4.250%, 03/24/31(B)	590	591
Inspired Finco Holdings Limited, Facility B5(A), 1st Lien
7.646%, Euribor + 4.000%, 02/28/31(B)	699	748
Inspired Finco Holdings Limited, Facility B5(B)(1), 1st Lien
7.646%, Euribor + 4.000%, 02/28/31(B)	125	134
Inspired Finco Holdings Limited, Term Loan, 1st Lien
0.000%, 02/28/31(F)	176	188
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
9.590%, CME Term SOFR + 4.250%, 12/22/27(B)	494	494
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.859%, CME Term SOFR + 4.250%, 09/01/28(B)	368	304
Physician Partners, LLC, Initial Term Loan, 1st Lien
9.564%, CME Term SOFR + 4.000%, 12/23/28(B)	907	649

Description	Face Amount (000)(1)	Value (000)
Skopima Consilio Parent LLC, Initial Term Loan, 1st Lien
9.458%, CME Term SOFR + 4.000%, 05/12/28(B)	$600	$599
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
10.094%, CME Term SOFR + 4.750%, 03/15/30(B)	222	222
TMS International Corporation, Term B-5 Loan, 1st Lien
9.594%, CME Term SOFR + 4.250%, 03/02/30(B)	520	521
Trans Union LLC, 2024 Refinancing Term B-8 Loan, 1st Lien
7.094%, CME Term SOFR + 1.750%, 06/24/31(B)	500	499
TRC Companies LLC, Initial Term Loan, 1st Lien
9.208%, CME Term SOFR + 3.750%, 12/08/28(B)	739	740
Unique BidCo AB, Facility B Loan, 1st Lien
8.858%, EURIBOR + 5.250%, 03/16/29(B)	1,000	1,012
United Talent Agency, LLC, 2024 Refinancing Term Loan, 1st Lien
9.078%, CME Term SOFR + 3.750%, 07/07/28(B)	850	853
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.359%, CME Term SOFR + 4.750%, 06/28/29(B)	1,634	1,634
Vestis Corporation , Term B-1 Loan, 1st Lien
7.577%, CME Term SOFR + 2.250%, 02/22/31(B)	910	905
Total Diversified/Conglomerate Service		15,409
Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
9.844%, CME Term SOFR + 4.500%, 11/15/30(B)	1,105	1,073
Electronics [1.0%]
Adeia Inc., Amendment No.3 Replacement Term Loan, 1st Lien
8.339%, CME Term SOFR + 3.000%, 06/08/28(B)	1,649	1,647

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
AI Silk Midco Limited, Facility B, 1st Lien
8.785%, Euribor + 5.000%, 03/04/31(B)	$1,500	$1,587
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-2 Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 08/09/30(B)	2,377	2,385
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
9.335%, CME Term SOFR + 4.000%, 03/30/29(B)	2,395	2,391
Evercommerce Solutions Inc., Term Loan, 1st Lien
8.458%, CME Term SOFR + 3.000%, 07/06/28(B)	912	912
Gen Digital Inc., Tranche B-1 Term Loan, 1st Lien
7.094%, CME Term SOFR + 1.750%, 09/12/29(B)	590	588
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.354%, CME Term SOFR + 2.750%, 10/30/28(B)	709	708
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
8.152%, EURIBOR + 4.250%, 03/26/28(B)	1,192	1,215
LSF9 Atlantis Holdings, LLC, First Amendment Incremental Term Loan, 1st Lien
11.835%, CME Term SOFR + 6.500%, 03/31/29(B)	613	619
McAfee Corp., First Amendment Tranche B-1 Term Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 03/01/29(B)	500	499
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.594%, CME Term SOFR + 4.250%, 05/03/28(B)	395	394
Nobel Bidco B.V., Facility B, 1st Lien
7.415%, EURIBOR + 3.500%, 06/09/28(B)	1,000	1,050
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
7.594%, CME Term SOFR + 2.250%, 01/31/30(B)	998	1,001

Description	Face Amount (000)(1)	Value (000)
Perforce Software, Inc., New Term Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 07/01/26(B)	$643	$641
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 06/30/28(B)	265	238
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 06/30/28(B)	821	748
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
7.344%, CME Term SOFR + 2.000%, 05/09/31(B)	520	521
TTM Technologies, Inc., Term B Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 05/23/30(B)	889	890
UPC Financing Partnership , Facility AX, 1st Lien
8.431%, CME Term SOFR + 3.000%, 01/31/29(B)	1,000	994
Total Electronics		19,028
Energy [0.1%]
Arclight, Term Loan B, 1st Lien
8.556%, 04/13/28	1,296	1,299
Tallgrass Energy, Term Loan, 1st Lien
10.079%, 08/01/29	450	450
Total Energy		1,749
Finance (including structured products) [0.6%]
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, 1st Lien
10.329%, CME Term SOFR + 5.000%, 03/12/29(B)	595	596
Citadel Securities LP, Term Loan, 1st Lien
7.594%, CME Term SOFR + 2.250%, 07/29/30(B)	1,024	1,026
CTC Holdings, L.P., Term Loan, 1st Lien
10.477%, CME Term SOFR + 5.000%, 02/20/29(B)	888	883
EIG Management Company, LLC, Term Loan B, 1st Lien
10.329%, CME Term SOFR + 5.000%, 05/17/29(B)	680	670

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
FinCo I LLC, 2023 Initial Refinancing Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.000%, 06/27/29(B)	$655	$657
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.750%, 08/18/28(B)	390	391
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.586%, CME Term SOFR + 4.000%, 04/21/28(B)	874	875
Hudson River Trading LLC, Term Loan, 1st Lien
8.458%, CME Term SOFR + 3.000%, 03/20/28(B)	413	413
LendingTree, Inc., Initial Term B Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 08/25/28(B)	1,076	1,061
Osaic Holdings, Inc., Term B-3 Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 08/17/28(B)	655	657
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
10.637%, CME Term SOFR + 5.000%, 10/27/27(B)	967	940
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 10/02/28(B)	992	959
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
10.330%, CME Term SOFR + 5.000%, 05/30/27(B)	1,207	1,062
TIC Bidco Limited, Facility B (EUR), 1st Lien
7.961%, Euribor + 4.250%, 06/19/31(B)	1,000	1,068
Total Finance (including structured products)		11,258
Financial intermediaries [0.0%]
Helix Gen Funding, LLC, Term Loan
10.059%, 12/03/27	880	883
Financials [1.0%]
Altisource Term Loan B (2018)
10.409%, 04/30/25	629	365

Description	Face Amount (000)(1)	Value (000)
Autokiniton Group, Tem Loan
9.444%, 04/06/28	$812	$816
Compass III, Term Loan, 1st Lien
8.579%, 05/09/28	309	327
Datasite, Term Loan B, 1st Lien
0.000%, 06/27/31(F)	470	470
Dedalus, Term Loan, 1st Lien
7.641%, 07/17/27	1,000	1,056
DRW Holdings, LLC, Term Loan, 1st Lien
0.000%, 06/17/31(F)	1,700	1,697
First Eagle, Extended Cov-Lite Term Loan B, 1st Lien
8.330%, 02/22/29	1,030	1,025
Franklin Square, Term Loan B, 1st Lien
7.575%, 04/17/31	855	854
Modena Buyer LLC, Term Loan, 1st Lien
0.000%, 04/18/31(F)	590	575
Poseidon Bidco, Term Loan, 1st Lien
8.902%, 02/22/30	1,000	1,001
Priority Payment, Term Loan B, 1st Lien
10.070%, 05/07/31	1,010	1,009
Ren10 Holding, Term Loan, 1st Lien
8.282%, 07/05/30	1,000	1,068
Shilton Bidco, Term Loan, 1st Lien
7.902%, 01/13/27	1,000	1,070
Superannuation and Investments, Term Loan, 1st Lien
9.192%, 12/01/28	762	761
Tate & Lyle, Term Loan
8.952%, 04/01/29	928	930
Trevise Holding, Term Loan, 1st Lien
7.799%, 07/09/29	1,000	1,068
Villa Dutch Bidco, Term Loan, 1st Lien
8.827%, 11/03/29	1,500	1,604
Virtu, Term Loan B, 1st Lien
8.092%, 06/13/31	684	683
WSH Services, Term Loan, 1st Lien
10.450%, 04/25/31	1,000	1,272
Zara UK Midco LTD, Term Loan
9.582%, 08/01/28	845	716
ZF Invest, Term Loan, 1st Lien
7.348%, 07/12/28	1,000	1,048
Total Financials		19,415
Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
7.607%, 02/04/29	1,000	1,066

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Gas and Water [0.1%]
Waterbridge NDB Operating LLC, Initial Term Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 05/10/29(B)		$620	$623
Waterbridge NDB Operating LLC, Term Loan B, 1st Lien
0.000%, 06/21/29(F)		2,000	1,985
Total Gas and Water			2,608
Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(F)	JPY	200,000	982
Healthcare [1.0%]
Alloheim Term Loan B
8.855%, 02/26/25	EUR	1,500	1,532
Chrome Bidco, Facility B, 1st Lien
7.472%, EURIBOR + 3.250%, 05/12/28(B)		2,500	2,397
Cidron Ollopa Holding B.V., Facility B, 1st Lien
6.792%, EURIBOR + 3.250%, 04/16/25(B)	EUR	1,437	1,538
DaVita, Term Loan B, 1st Lien
7.329%, 04/25/31		1,275	1,271
Domus VI
7.115%, 10/31/26		1,500	1,558
Envalior Finance GmbH, Facility B1 (EUR)
9.365%, 03/28/30		1,000	1,024
Gesundheits GmbH Term Loan
7.772%, 07/30/26	EUR	2,000	1,365
Indivior, Term Loan B, 1st Lien
10.680%, 06/26/26		993	987
Inovie Group, Term Loan, 1st Lien
7.902%, 03/03/28		2,000	2,078
Mediq BV, Term Loan, 1st Lien
7.395%, 03/03/28		1,000	1,052
Medline Industries, Term Loan, 1st Lien
0.000%, 10/23/28(F)		480	480
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 11/16/27(B)		896	893
PetIQ, Term Loan, 1st Lien
9.708%, 04/07/28(B)		1,016	1,007
Surgery Center Holdings Inc, Term Loan, 1st Lien
8.821%, 12/19/30		585	586

Description	Face Amount (000)(1)		Value (000)
TakeCare Bidco SAS, Term Loan, 1st Lien
7.827%, 05/26/28		$1,000	$1,069
TTF/Soliant Health, Cov-Lite Term Loan B, 1st Lien
0.000%, 06/20/31(F)		700	698
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
9.444%, 03/31/28		521	519
Total Healthcare			20,054
Healthcare, Education and Childcare [0.7%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 08/24/28(B)		875	876
ASP Dream Acquisition Co LLC, Initial Term Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 12/15/28(B)		264	264
Auris Luxembourg III S.a r.l., Facility B3, 1st Lien
8.268%, Euribor + 4.500%, 02/28/29(B)		1,000	1,065
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.347%, CME Term SOFR + 4.000%, 01/31/28(B)		663	667
BVI Medical, Inc., Term B Loan, 1st Lien
7.401%, Euribor + 3.500%, 03/02/26(B)		1,000	976
CAB, Facility B, 1st Lien
7.314%, EURIBOR + 3.500%, 01/28/28(B)		1,000	1,031
Catalent Pharma Solutions, Inc., Dollar Term B-4 Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 02/22/28(B)		500	500
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
7.906%, EURIBOR + 4.000%, 02/22/29(B)		2,000	2,138
Devry Education, Cove-Lite Term Loan B, 1st Lien
8.829%, 08/12/28		580	583
Elsan SAS , Facility B5, 1st Lien
6.819%, EURIBOR + 3.350%, 06/16/28(B)		1,000	1,058

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Europa University Education Group, S.L.U., Facility B4, 1st Lien
8.418%, Euribor + 4.500%, 10/23/29(B)		$1,000	$1,071
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 07/01/30(B)		213	213
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
10.697%, CME Term SOFR + 5.250%, 04/09/29(B)		827	784
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 11/01/28(B)		901	676
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
9.185%, CME Term SOFR + 3.750%, 03/02/28(B)		13	13
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
9.185%, CME Term SOFR + 3.750%, 03/02/28(B)		639	602
Star Parent, Inc., Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 09/27/30(B)		885	884
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.580%, CME Term SOFR + 5.250%, 03/02/27(B)		1,062	986
Total Healthcare, Education and Childcare			14,387
Home and Office Furnishings, Housewares and Durable Consumer Products [0.0%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.846%, CME Term SOFR + 4.250%, 05/17/28(B)		510	431
Homebuilders/Materials/Construction [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
8.077%, EURIBOR + 3.925%, 04/12/28(B)		1,465	1,453
Hotels, Leisure & Entertainment [0.1%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
8.703%, EURIBOR + 4.750%, 06/07/26(B)	EUR	793	845

Description	Face Amount (000)(1)		Value (000)
Sandy BidCo B.V., Facility B, 1st Lien
7.410%, EURIBOR + 4.000%, 09/15/28(B)		$1,000	$1,066
Total Hotels, Leisure & Entertainment			1,911
Hotels, Motels, Inns and Gaming [0.4%]
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/30(B)		692	692
Flutter Entertainment plc, Term B Loan, 1st Lien
7.585%, CME Term SOFR + 2.250%, 11/25/30(B)		803	803
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
7.594%, CME Term SOFR + 2.250%, 05/26/30(B)		596	595
HNVR Holdco Limited, Facility D2, 1st Lien
8.092%, Euribor + 4.250%, 09/12/27(B)		1,000	1,073
LC Ahab US Bidco LLC, Initial Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 05/01/31(B)		395	395
Light and Wonder International, Inc., Term B-1 Loan, 1st Lien
8.080%, CME Term SOFR + 2.750%, 04/14/29(B)		499	498
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 1st Lien
7.594%, CME Term SOFR + 2.250%, 04/01/31(B)		650	651
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.585%, CME Term SOFR + 4.250%, 08/01/30(B)		658	661
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 01/05/29(B)		1,012	1,012
Station Casinos LLC, Term B Facility, 1st Lien
7.594%, CME Term SOFR + 2.250%, 03/14/31(B)		485	485

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Wyndham Hotels & Resorts, Inc., Term Loan, 1st Lien
8.579%, 05/09/28	$619	$655
7.172%, 05/24/30	546	546
Total Hotels, Motels, Inns and Gaming		8,066
Industrial Services [0.1%]
NRG Energy, Cov-Lite Term Loan B, 1st Lien
7.328%, 03/27/31	798	798
Optimus Bidco, Term Loan, 1st Lien
8.902%, 12/31/28	1,000	1,052
Total Industrial Services		1,850
Industrials [0.4%]
American Traffic, Term Loan B, 1st Lien
8.079%, 03/24/28	432	434
Barnes Group, Term Loan
7.829%, 09/03/30	833	834
Boels Topholding, Term Loan, 1st Lien
6.802%, 05/15/31	1,500	1,603
0.000%, 11/10/31(F)	1,000	1,062
Euroports, Term Loan, 1st Lien
8.867%, 06/12/29	1,000	1,068
GFL Environmental, Term Loan
7.826%, CME Term SOFR + 0.000%, 05/31/27	698	698
GFL Environmental, Term Loan B, 1st Lien
0.000%, 06/27/31(F)	440	440
Platea BC Bidco, Term Loan, 1st Lien
0.000%, 02/21/31(F)	167	178
Roper Indl Prods, Term Loan, 1st Lien
0.000%, 11/22/29(F)	990	1,061
SubCom, Term Loan B, 1st Lien
10.080%, 01/30/31(B)	1,205	1,206
Total Industrials		8,584
Information Technology [0.3%]
Kantar Group, Term Loan 1st Lien
8.322%, 01/31/29	866	924
Magnite Inc, Term Loan B, 1st Lien
9.836%, 02/06/31(B)	853	855
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
9.180%, 07/28/28	987	757

Description	Face Amount (000)(1)	Value (000)
Ufinet/Zacaoa, Cov-Lite Term Loan, 1st Lien
9.335%, CME Term SOFR + 4.000%, 03/22/29(B)	$2,517	$2,513
Total Information Technology		5,049
Insurance [0.3%]
Acrisure, LLC, 2024 Refinancing Term Loan, 1st Lien
8.594%, CME Term SOFR + 3.250%, 11/06/30(B)	2,100	2,096
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 08/19/28(B)	1,295	1,284
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.708%, CME Term SOFR + 5.250%, 01/20/29(B)	1,000	920
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 12/23/26(B)	418	414
Baldwin Insurance Group Holdings, LLC, The, 2024 Refinancing Term Loan, 1st Lien
8.594%, CME Term SOFR + 3.250%, 05/26/31(B)	418	418
Truist Insurance Holdings, LLC, Initial Term Loan, 1st Lien
8.585%, CME Term SOFR + 3.250%, 05/06/31(B)	440	440
Truist Insurance Holdings, LLC, Initial Term Loan, 2nd Lien
10.085%, CME Term SOFR + 4.750%, 05/06/32(B)	785	799
Total Insurance		6,371
Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
Bombardier Recreational Products Inc., 2024 Incremental Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 01/22/31(B)	950	949
Cedar Fair, L.P., Initial Term B Loan, 1st Lien
7.329%, CME Term SOFR + 2.000%, 05/01/31(B)	260	259

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
8.344%, CME Term SOFR + 3.000%, 08/27/28(B)		$718	$720
LA Fitness, Term Loan B, 1st Lien
10.579%, 02/05/29		529	531
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 09/29/28(B)		698	695
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.844%, CME Term SOFR + 4.500%, 02/20/30(B)		485	488
Total Leisure, Amusement, Motion Pictures, Entertainment			3,642
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.4%]
ChampionX Corporation, Term B-1 Loan, 1st Lien
8.178%, CME Term SOFR + 3.250%, 05/13/29(B)		916	919
CPM Holdings, Inc., Initial Term Loan, 1st Lien
9.829%, CME Term SOFR + 4.500%, 09/28/28(B)		577	572
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
10.109%, CME Term SOFR + 4.500%, 08/30/28(B)		997	968
INNIO Group Holding GmbH, Extended Facility B (EUR), 1st Lien
8.173%, Euribor + 4.250%, 11/02/28(B)		1,000	1,071
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.828%, CME Term SOFR + 2.500%, 08/17/29(B)		1,544	1,544
MKS Instruments, Inc., Term Loan, 1st Lien
6.792%, 08/17/29		983	1,051
Triton Water Holdings, Inc., 2024 Incremental Term Loan, 1st Lien
9.335%, CME Term SOFR + 4.000%, 03/31/28(B)		789	790
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			6,915

Description	Face Amount (000)(1)		Value (000)
Manufacturing [0.1%]
Chart Industries, Term Loan
8.678%, 03/15/30		$547	$548
Insulet, Term Loan
8.329%, 05/04/28		554	556
Palex, Term Loan, 1st Lien
8.522%, 10/06/30		1,000	1,071
Total Manufacturing			2,175
Manufacturing/Machinery/Industrial [0.3%]
Ammeraal Beltech, Term Loan, 1st Lien
8.902%, 12/29/28		1,500	1,604
BCP V Modular Services, Term Loan, 1st Lien
8.327%, 10/07/28		2,000	2,125
Delachaux Group, Term Loan B, 1st Lien
8.098%, 04/16/29		948	1,015
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
7.802%, EURIBOR + 3.900%, 11/19/28(B)		1,000	1,062
Total Manufacturing/Machinery/Industrial			5,806
Media [0.1%]
Thryv/Dex Media, Term Loan B, 1st Lien
12.063%, 05/01/29		217	220
Zephyr Midco, Term Loan, 1st Lien
10.727%, 07/20/28		1,000	1,269
Total Media			1,489
Mining, Steel, Iron and Nonprecious Metals [0.1%]
Arsenal AIC Parent LLC, 2024 Term B Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 08/18/30(B)		1,027	1,032
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49(C)	EUR	1,011	—
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
8.844%, CME Term SOFR + 3.500%, 05/10/30(B)		609	610
Total Mining, Steel, Iron and Nonprecious Metals			1,642

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oil and Gas [0.6%]
Brazos/Bison Midstream, Term Loan B, 1st Lien
8.822%, 02/11/30	$851	$854
Buckeye Partners, L.P., 2024 Tranche B-4 Term Loan, 1st Lien
7.344%, CME Term SOFR + 2.000%, 11/22/30(B)	713	713
CD&R Firefly Bidco Ltd, Term Loan, 1st Lien
10.979%, 03/01/29	1,500	1,896
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
8.944%, CME Term SOFR + 3.500%, 10/31/28(B)	532	535
Ineos Finance PLC, 2031 Euro Term Loan, 1st Lien
7.646%, Euribor + 4.000%, 02/07/31(B)	1,000	1,071
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.929%, CME Term SOFR + 4.500%, 09/19/29(B)	602	604
New Fortress Energy Inc., Initial Term Loan, 1st Lien
10.330%, CME Term SOFR + 5.000%, 10/30/28(B)	1,446	1,405
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
9.844%, CME Term SOFR + 4.500%, 02/03/31(B)	583	584
Par Pacific Patroleum, Term Loan
9.052%, 02/28/30	990	992
Ultra Clean Holdings Inc, Cov-Lite Term Loan, 1st Lien
8.844%, 02/28/28(B)	2,811	2,818
Total Oil and Gas		11,472
Other [0.2%]
Aspire Bakeries, Term Loan, 1st Lien
9.594%, 12/13/30(B)	509	509
Assytec, Term Loan, 1st Lien
8.858%, 09/28/27	1,000	1,064
IVC EUR, Term Loan, 1st Lien
8.795%, 11/17/28	1,500	1,601
LSF11 A5 Holdco LLC, Term Loan
0.000%, 10/15/28(F)	496	495

Description	Face Amount (000)(1)	Value (000)
New Weener, Term Loan, 1st Ien
8.423%, 11/16/28	$1,000	$1,071
Total Other		4,740
Packaging / Paper / Forest Products [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (EUR), 1st Lien
7.652%, EURIBOR + 3.250%, 03/10/28(B)	1,000	1,066
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 12/21/28(B)	761	761
Breitling Holdings S.a r.l., Facility B, 1st Lien
7.572%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,066
Total Personal and Non-Durable Consumer Products (Manufacturing Only)		1,827
Personal Transportation [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.336%, CME Term SOFR + 4.750%, 04/20/28(B)	2,545	2,626
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.744%, CME Term SOFR + 5.250%, 06/21/27(B)	1,412	1,439
Total Personal Transportation		4,065
Personal, Food and Miscellaneous Services [0.0%]
Pax Midco Spain, S.L.U., Facility B2, 1st Lien
8.738%, Euribor + 5.000%, 12/31/29(B)	668	711
Pharmaceuticals [0.6%]
Aenova, Term Loan
8.299%, 03/06/26	1,500	1,602

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2023 Incremental Euro Term Loan
9.147%, 08/17/26	$2,500	$2,679
Financiere Verdi I SAS, 1st Lien
9.758%, 03/31/28	1,000	1,183
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
7.323%, Euribor + 3.500%, 08/21/26(B)	2,000	2,137
Organon & Co, Term Loan B, 1st Lien
7.821%, 05/14/31	1,005	1,005
Organon & Co, Term Loan, 1st Lien
6.824%, 06/02/28	980	1,048
Pharmanovia Bidco, Term Loan, 1st Lien
4.250%, 02/07/30	1,500	1,598
Stamina BidCo B.V., Facility B, 1st Lien
7.904%, EURIBOR + 4.000%, 11/02/28(B)	778	831
Total Pharmaceuticals		12,083
Printing, Publishing and Broadcasting [0.5%]
AppLovin Corporation, Initial Term Loan (2024), 1st Lien
7.844%, CME Term SOFR + 2.500%, 08/16/30(B)	2,033	2,034
Cimpress plc, 2024 Refinancing Tranche B-1 Term Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 05/17/28(B)	450	450
Constant Contact, Inc., Initial Term Loan, 1st Lien
9.561%, CME Term SOFR + 4.000%, 02/10/28(B)	440	432
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
16.596%, CME Term SOFR + 11.000%, 05/25/26(B)	598	59
Digital Media Solutions, LLC, Tranche A Term Loan, 1st Lien
13.609%, CME Term SOFR + 8.000%, 02/25/26(B)	126	126
Digital Media Solutions, LLC, Tranche B Term Loan, 1st Lien
16.579%, CME Term SOFR + 11.000%, 05/25/26(B)	178	177

Description	Face Amount (000)(1)	Value (000)
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan (2024), 1st Lien
8.096%, CME Term SOFR + 2.750%, 01/18/29(B)	$412	$412
LABL, Inc., Initial Euro Term Loan, 1st Lien
8.646%, EURIBOR + 5.000%, 10/29/28(B)	968	989
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
10.194%, LIBOR + 4.750%, 07/28/28(B)	598	599
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.406%, CME Term SOFR + 5.000%, 04/11/29(B)	772	726
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
8.916%, EURIBOR + 5.000%, 04/11/29(B)	990	1,026
Neptune BidCo US Inc., Term A Loan, 1st Lien
10.156%, CME Term SOFR + 4.750%, 10/11/28(B)	579	543
Neptune BidCo US Inc., Term Loan, 2nd Lien
15.156%, CME Term SOFR + 9.750%, 10/11/29(B)	1,010	990
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
10.595%, CME Term SOFR + 5.000%, 02/15/29(B)	790	792
Summer (BC) Bidco B LLC, Term Loan, 1st Lien
8.322%, 01/31/29	134	143
Total Printing, Publishing and Broadcasting		9,498
Publishing and Media-other [0.1%]
Infinitas Learn Cov-Lite Lien1
8.308%, 07/21/28	1,000	1,070
S4 Capital Lux, Term Loan, 1st Lien
7.522%, 07/31/28	1,000	1,015
Total Publishing and Media-other		2,085
Retail [0.1%]
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/28/24(B)	248	1

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Belk,Inc., First-Out Loan, 1st Lien
9.588%, LIBOR + 7.500%, 07/31/25(B)		$1,635	$1,611
Platform Bidco Limites, Term Loan, 1st Lien
7.858%, 09/29/28		1,000	1,042
Total Retail			2,654
Retail (non-food/drug) [0.3%]
AL AS Adventure, Term Loan, 1st Lien
8.879%, 04/24/26		2,116	2,266
Peer Holding III B.V, Term Loan
7.152%, 11/27/26	EUR	2,000	2,139
Peer Holding III, Term Loan, 1st Lien
8.329%, 06/23/31		915	915
THG Operations Holdings Limited, Facility B, 1st Lien
8.251%, 12/10/26	EUR	1,000	1,011
Total Retail (non-food/drug)			6,331
Retail Stores [0.2%]
Aragorn Parent Corporation, 2023 Replacement Term Loan, 1st Lien
9.589%, CME Term SOFR + 4.250%, 12/15/28(B)		348	349
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.094%, CME Term SOFR + 3.750%, 11/01/30(B)		1,409	1,416
EG Group Limited, Additional Term Facility (Tranche C) (EUR), 1st Lien
9.222%, Euribor + 5.500%, 02/07/28(B)		1,039	1,114
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 04/26/28(B)		322	324
Harbor Freight Tools USA, Inc., Replacement Term Loan, 1st Lien
7.844%, CME Term SOFR + 2.500%, 06/11/31(B)		600	598
Joann Stores, Exit Term Loan
14.830%, 04/30/28		328	321
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
8.344%, CME Term SOFR + 3.000%, 03/27/31(B)		565	566

Description	Face Amount (000)(1)		Value (000)
Rising Tide Holdings, Inc., Term Loan, 1st Lien
6.584%, 09/12/28		$25	$21
Total Retail Stores			4,709
Services [0.4%]
American Public Education, Term Loan B, 1st Lien
10.944%, 03/29/27		739	730
Eagle Bidco Limited, Term Loan, 1st Lien
9.982%, 03/10/28		1,182	1,487
Kronosnet, Term Loan, 1st Lien
9.641%, 07/28/29		1,500	1,368
Oravel Stays, Term Loan B, 1st Lien
13.840%, 06/05/26		662	662
Pivotal Payments, Term Loan, 1st Lien
8.429%, 09/29/25		1,010	1,010
Sitel Group, Term Loan, 1st Lien
7.530%, 07/28/28		1,500	1,237
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
8.429%, 02/10/29		579	578
Total Services			7,072
Software and Service [0.5%]
Cvent, Term Loan B
0.000%, 06/17/30(F)		703	705
Dye & Durham, Term Loan B, 1st Lien
9.656%, 04/04/31		580	581
Idemia Group, Term Loan, 1st Lien
7.902%, 09/30/28		1,500	1,606
Maximus, Term Loan B, 1st Lien
7.328%, 05/21/31		625	624
Nielsen Consults, Term Loan, 1st Lien
0.000%, 03/06/28(F)		1,987	2,125
Perforce Software, Incremental Term Loan, 1st Lien
10.079%, 03/25/31		505	504
Rackspace Hosting, Term Loan
8.192%, 05/15/28		1,324	600
Residio Technologies, Term Loan B, 1st Lien
7.331%, 05/21/31		345	344
SubCom, Term Loan B, 1st Lien
0.000%, 01/30/31(F)		1,100	—
Virtusa, Incremental Cov-Lite Term Loan, 1st Lien
0.000%, 02/15/29(F)		1,237	1,238

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Zellis Holdings Ltd, Term Loan
10.967%, 01/31/28		$1,000	$1,264
Total Software and Service			9,591
Technology [0.1%]
Dayforce, Cov-Lite Term Loan B, 1st Lien
7.829%, 02/26/31		345	345
UST Holdings Ltd, Term Loan, 1st Lien
8.942%, 11/20/28		759	759
Total Technology			1,104
Telecommunications [1.1%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.958%, CME Term SOFR + 5.500%, 09/01/27(B)		500	434
Atlantic Broadband, Term Loan B, 1st Lien
8.576%, 09/18/30		599	568
Circet Europe, Senior Facility B, 1st Lien
6.972%, EURIBOR + 3.250%, 10/13/28(B)		1,500	1,578
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
9.844%, CME Term SOFR + 4.500%, 09/27/29(B)		2,372	2,232
Creation Technologies Inc., Initial Term Loan, 1st Lien
11.068%, CME Term SOFR + 5.500%, 10/05/28(B)		1,398	1,296
Frontier Communications Holdings, LLC, Term Loan, 1at Lien
0.000%, 06/20/31(F)		800	798
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
8.809%, CME Term SOFR + 4.000%, 01/31/30(B)		578	573
Lorca Co-Borrower, Term Loan, 1st Lien
0.000%, 04/17/31(F)		420	421
Lorca Finco PLC, Term Loan, 1st Lien
7.604%, 04/17/31		2,500	2,673
Lumen Technologies, Term Loan B-1, 1st Lien
7.785%, 04/15/29		686	470
Lumen Technologies, Term Loan B-2, 1st Lien
7.785%, 04/15/30		926	617

Description	Face Amount (000)(1)		Value (000)
Patagonia Holdco LLC, Amendment No.1 Term Loan, 1st Lien
11.073%, CME Term SOFR + 5.750%, 08/01/29(B)		$480	$455
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 09/25/26(B)		880	711
UPC Broadband Holding B.V., Facility AY, 1st Lien
6.828%, EURIBOR + 3.000%, 01/31/29(B)		1,000	1,067
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
7.024%, Euribor + 3.425%, 10/15/31(B)		2,000	2,121
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
7.702%, EURIBOR + 4.000%, 11/19/28(B)		2,000	2,139
Zayo Group Holdings, Term Loan, 1st Lien
7.080%, 03/09/27		987	894
Ziggo B.V., Term Loan H Facility, 1st Lien
6.599%, EURIBOR + 3.000%, 01/31/29(B)	EUR	2,000	2,098
Total Telecommunications			21,145
Transportation, Airlines & Distribution [0.0%]
Flint Group, Term Loan
5.677%, 12/31/27		439	71
Utilities [0.5%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.208%, CME Term SOFR + 3.750%, 10/02/25(B)		2,000	1,988
Generation Bridge Northeast, LLC, Term Loan B, 1st Lien
8.844%, CME Term SOFR + 3.500%, 08/22/29(B)		539	542
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
10.593%, CME Term SOFR + 5.250%, 06/04/29(B)		1,325	1,318
Hamilton Projects Acquiror, LLC, Term Loan , 1st Lien
9.094%, CME Term SOFR + 3.750%, 05/31/31(B)		250	251

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)/Shares	Value (000)
Invenergy Thermal Operating I LLC, Term B Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)	$546	$550
Invenergy Thermal Operating I LLC, Term C Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)	48	48
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
10.344%, CME Term SOFR + 5.000%, 08/06/29(B)	692	696
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
10.344%, CME Term SOFR + 5.000%, 08/06/29(B)	151	152
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
8.827%, CME Term SOFR + 3.500%, 05/17/30(B)	388	392
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
8.827%, CME Term SOFR + 3.500%, 05/17/30(B)	318	321
Traverse Midstream Partners LLC, Advance, 1st Lien
8.830%, CME Term SOFR + 3.500%, 02/16/28(B)	803	804
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
7.344%, CME Term SOFR + 2.000%, 12/20/30(B)	458	458
Vistra, Term Loan, 1st Lien
7.652%, 06/18/29	953	1,017
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.335%, CME Term SOFR + 5.750%, 06/22/26(B)	2,017	2,018
Total Utilities		10,555
Total Loan Participations
(Cost $356,657)		345,884
Common Stock [3.9%]
Broadcasting & Cable [0.0%]
Digicel Holdings	107,067	120
Consumer Cyclical [0.1%]
Joann Stores	218,423	287

Description	Shares	Value (000)
TruKid *	232	$579
Total Consumer Cyclical		866
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.	39,375	—
Financial Services [0.0%]
A'ayan Leasing & Investment KSCP	976,932	341
Financials [3.7%]
BCD Acquisition	1,000,000	—
Copper Property CTL Pass Through Trust	3,788	35
Golub Capital BDC	4,577,101	71,037
Total Financials		71,072
Health Care [0.0%]
Novartex	180,000	58
Healthcare [0.0%]
Envision Healthcare * (A)	7,350	76
Manufacturing [0.0%]
Vivarte	6,000	2
Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	3,039,550	172
Summit Midstream Partners *	11,456	407
Total Oil, Gas & Consumable Fuels		579
Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—
Total Other		—
Retailers [0.0%]
Belk, Inc.	81	1
Rising Tide Holdings Inc	1,887	6

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares/Face Amount (000)(1)		Value (000)
Toys 'R' Us Property Company I, LLC		23,484	$118
Total Retailers			125
Technology [0.0%]
AS ADV Shares		127,800	657
Lumileds *		4,241	3
Total Technology			660
Utilities [0.1%]
Longview Power LLC		64,904	771
Total Common Stock
(Cost $79,828)			74,670
Note [3.7%]
City National Rochdale FIOF Investments (Ireland) Limited(G)		45,407,298	71,226
Total Note
(Cost $226,651)			71,226
Limited Partnership [3.3%]
NB Insurance-Linked Strategies Fund*		N/A	791
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	3,018
Oberland Capital Healthcare Solutions LP(I)		N/A	6,524
Primary Wave Music IP Fund LP(I)		N/A	53,031
Total Limited Partnership
(Cost $57,242)			63,364
Non-Listed Business Development Companies [3.1%]
Financials [3.1%]
Golub Capital BDC 4 (I)		3,268,455	49,027
TCW Direct Lending LLC (I)		10,922,571	10,920
Total Financials			59,947
Total Non-Listed Business Development Companies
(Cost $60,032)			59,947
Sovereign Debt [1.0%]
Angolan Government International Bond, MTN
8.000%, 11/26/29		3,050	2,740

Description	Face Amount (000)(1)		Value (000)
Argentina Paris Club
2.910%, 05/30/21(C)	CHF $	1,744	$1,261
Costa Rica Government International Bond
5.625%, 04/30/43		368	330
Ghana Government International Bond
8.625%, 04/07/34(C)		578	294
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	3,901
Mexico Government International Bond, MTN
6.050%, 01/11/40		214	208
National Bank of Uzbekistan
8.500%, 07/05/29		3,040	3,022
Panama Government International Bond
8.000%, 03/01/38		2,650	2,794
Senegal Government International Bond
6.250%, 05/23/33		4,315	3,612
Sri Lanka Government International Bond
7.850%, 03/14/29(C)		560	331
7.550%, 03/28/30(C)		424	244
Total Sovereign Debt
Cost ($19,807)			18,737
Convertible Bonds [0.9%]
Air Transportation [0.1%]
ZTO Express Cayman
1.500%, 09/01/27		2,700	2,625
Automotive [0.0%]
NIO
3.875%, 10/15/29(A)		500	312
Batteries/Battery Sys [0.0%]
L&F
2.500%, 04/26/30		1,500	938
Broadcasting & Cable [0.0%]
Cable One
0.000%, 03/15/26(D)		605	529
Cable One
1.125%, 03/15/28		825	613
Total Broadcasting & Cable			1,142

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)/ Number of Warrants/ Shares		Value (000)
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		$1,400	$1,262
Chemicals [0.3%]
Sasol Financing USA
4.500%, 11/08/27		5,600	5,029
Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	380	—
E-Commerce/Products [0.1%]
PDD Holdings
0.000%, 12/01/25(D)		1,556	1,530
E-Commerce/Services [0.1%]
Trip.com Group
0.750%, 06/15/29(A)		1,253	1,222
Entertainment & Gaming [0.1%]
Wynn Macau
4.500%, 03/07/29(A)		2,575	2,634
Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		1,368	1,447
Total Convertible Bonds
Cost ($18,738)			18,141
Warrant [0.0%]
Altisource
Expires 07/21/24* (H)		4,485	6
Total Warrant
(Cost $–)			6
Preferred Stock [0.0%]
Energy [0.0%]
Blackbrush Oil & Gas, LP		1,308	79
Total Preferred Stock
(Cost $375)			79

Description	Shares		Value (000)
Short-Term Investment [2.6%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.160%		49,565,710	$49,566
Total Short-Term Investment
(Cost $49,566)			49,566
Total Investments [101.7%]
(Cost $2,262,218)			$1,960,606

Percentages are based on net assets of $1,928,432 (000).

*	Non-income producing security.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $685,934 (000), representing 35.6% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Zero coupon security.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Security is considered restricted. The total market value of such securities as of June 30, 2024 was $71,226 (000) and represented 3.7% of the net assets of the Fund.
(H)	Strike Price is unavailable.
(I)	Unfunded Commitments as of June 30, 2024:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$49,026,821	39,473,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,018,028	16,681,250	None	None
Oberland Capital Healthcare Solutions LP	6,524,262	15,715,097	None	None
Primary Wave Music IP Fund LP	53,031,110	4,340,896	None	None
TCW Direct Lending LLC	10,919,732	13,995,043	None	None
Total	$122,519,953	$90,205,465

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Collateralized Chicago Mercantile Exchange

CMTUSD6Y — 1 Year CMT (Monthly)

DAC — Designated Activity Company

EUAMDB01 — 1 Year EUR LIBOR

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint Stock Company

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bancorp	07/26/24	GBP	9,000	USD	11,395	$17
U.S. Bancorp	07/26/24	EUR	142,775	USD	152,805	(279)
U.S. Bank	07/24/24	EUR	209,250	USD	224,483	147
U.S. Bank	07/24/24	EUR	500	USD	535	(1)
UBS	08/23/24	EUR	2,991	USD	3,265	52
						$(64)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(156)	Sep-2024	$(16,999)	$(17,158)	$(159)

CNR-QH-002-2900

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [99.2%]
Communication Services [6.7%]
AT&T	189,000	$3,612
Interpublic Group of	78,000	2,269
Verizon Communications	84,700	3,493
Total Communication Services		9,374
Consumer Discretionary [5.4%]
Best Buy	21,300	1,795
Ford Motor	196,100	2,459
Genuine Parts	12,600	1,743
H&R Block	28,200	1,529
Total Consumer Discretionary		7,526
Consumer Staples [11.4%]
Altria Group	94,700	4,313
Coca-Cola	50,500	3,214
General Mills	37,300	2,360
Kimberly-Clark	11,000	1,520
Philip Morris International	29,900	3,030
Procter & Gamble	6,300	1,039
Walgreens Boots Alliance	50,800	614
Total Consumer Staples		16,090
Energy [6.8%]
Chevron	24,000	3,754
Valero Energy	8,800	1,380
Williams	102,000	4,335
Total Energy		9,469
Financials [24.6%]
Brookfield Asset Management, Cl A	33,800	1,286
Cincinnati Financial	29,500	3,484
Citigroup	47,800	3,033
Citizens Financial Group	105,900	3,816
Fidelity National Financial	47,400	2,343
Fifth Third Bancorp	103,700	3,784
Franklin Resources	103,200	2,307
Lazard, Cl A	35,800	1,367
MetLife	44,900	3,152
Principal Financial Group	17,200	1,349
Regions Financial	188,600	3,780
Unum Group	30,100	1,538
US Bancorp	82,500	3,275
Total Financials		34,514
Health Care [4.2%]
AbbVie	13,900	2,384
Merck	11,600	1,436
Pfizer	74,400	2,082
Total Health Care		5,902
Industrials [2.7%]
Lockheed Martin	4,800	2,242
Watsco	3,300	1,529
Total Industrials		3,771
Information Technology [4.4%]
HP	55,700	1,951

Description	Shares	Value (000)
IBM	14,700	$2,542
Seagate Technology Holdings	16,700	1,724
Total Information Technology		6,217
Materials [6.9%]
FMC	12,400	713
International Paper	96,400	4,160
LyondellBasell Industries, Cl A	35,100	3,358
Sonoco Products	29,500	1,496
Total Materials		9,727
Real Estate [2.0%]
NNN REIT	35,800	1,525
Prologis	10,800	1,213
Total Real Estate		2,738
Utilities [24.1%]
American Electric Power	42,700	3,747
Dominion Energy	54,800	2,685
DTE Energy	23,900	2,653
Duke Energy	36,800	3,688
Entergy	33,100	3,542
Eversource Energy	36,400	2,064
FirstEnergy	84,200	3,222
NiSource	101,100	2,913
Public Service Enterprise Group	43,900	3,236
Sempra	32,900	2,502
WEC Energy Group	35,300	2,770
Xcel Energy	13,200	705
Total Utilities		33,727
Total Common Stock
(Cost $115,341)		139,055
Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.160%**	682,965	683
Total Short-Term Investment
(Cost $683)		683
Total Investments [99.7%]
(Cost $116,024)		$139,738

Percentages are based on net assets of $140,145 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2024.

Cl — Class

REIT — Real Estate Investment Trust

CNR-QH-002-2900

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2024 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock †† [99.2%]
Communication Services [10.4%]
Alphabet, Cl A	112,550	$20,501
Meta Platforms, Cl A	14,450	7,286
T-Mobile US	34,800	6,131
Walt Disney	78,800	7,824
Total Communication Services		41,742
Consumer Discretionary [9.3%]
Amazon.Com *	85,162	16,458
Home Depot	22,726	7,823
McDonald's	21,645	5,516
Tesla *	26,047	5,154
TJX	20,902	2,301
Total Consumer Discretionary		37,252
Consumer Staples [6.3%]
Anheuser-Busch InBev ADR	74,800	4,350
Costco Wholesale	13,375	11,369
PepsiCo	38,600	6,366
Walmart	42,750	2,894
Total Consumer Staples		24,979
Energy [3.4%]
EOG Resources	38,437	4,838
ExxonMobil	32,336	3,722
Occidental Petroleum	28,600	1,803
Schlumberger	69,000	3,255
Total Energy		13,618
Financials [13.3%]
Berkshire Hathaway, Cl B *	19,000	7,729
Capital One Financial	41,660	5,768
CME Group, Cl A	14,000	2,752
JPMorgan Chase	52,264	10,571
Marsh & McLennan	28,150	5,932
Mastercard, Cl A	18,390	8,113
S&P Global	9,430	4,206
Visa, Cl A	28,880	7,580
Total Financials		52,651
Health Care [11.4%]
Amgen	18,350	5,733
HCA Healthcare	10,650	3,422
Novo Nordisk ADR	55,450	7,915
Thermo Fisher Scientific	11,824	6,539
UnitedHealth Group	19,000	9,676
Vertex Pharmaceuticals *	19,000	8,906
Zoetis, Cl A	19,000	3,294
Total Health Care		45,485
Industrials [9.1%]
Cintas	11,540	8,081
CSX	131,900	4,412
Northrop Grumman	9,400	4,098
Parker-Hannifin	7,150	3,617
Quanta Services	27,825	7,070

Description	Shares	Value (000)
Trane Technologies	27,800	$9,144
Total Industrials		36,422
Information Technology [32.1%]
Adobe *	15,200	8,444
Apple	107,870	22,720
ASML Holding, Cl G	9,815	10,038
Broadcom	4,340	6,968
KLA	6,150	5,071
Microsoft	72,704	32,495
NVIDIA	215,000	26,561
NXP Semiconductors	33,840	9,106
Roper Technologies	3,500	1,973
Salesforce	17,200	4,422
Total Information Technology		127,798
Materials [0.8%]
Linde	7,450	3,269
Real Estate [0.9%]
American Tower	19,300	3,751
Utilities [2.2%]
American Water Works	22,183	2,865
NextEra Energy	85,562	6,059
Total Utilities		8,924
Total Common Stock
(Cost $194,277)		395,891
Short-Term Investment [0.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.160%**	3,198,640	3,199
Total Short-Term Investment
(Cost $3,199)		3,199
Total Investments [100.0%]
(Cost $197,476)		$399,090

Percentages are based on net assets of $398,902 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

CNR-QH-002-2900

CITY NATIONAL ROCHDALE FUNDS | PAGE 1